UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH	43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
19,329,860	AZL Enhanced Bond Index Fund	$209,728,977
3,222,188	AZL International Index Fund	53,681,647
1,369,973	AZL Mid Cap Index Fund	31,618,977
8,380,627	AZL S&P 500 Index Fund, Class 2	109,786,219
1,058,418	AZL Small Cap Stock Index Fund	16,733,592

Total Affiliated Investment Companies (Cost $335,202,739)		421,549,412

Unaffiliated Investment Company (0.3%):
1,081,822	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,081,822

Total Unaffiliated Investment Company (Cost $1,081,822)		1,081,822

Total Investment Securities (Cost $336,284,561)(b) - 100.2%		422,631,234
Net other assets (liabilities) - (0.2)%		(897,356)

Net Assets - 100.0%		$421,733,878

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
31,867,475	AZL Enhanced Bond Index Fund	$345,762,103
16,105,407	AZL International Index Fund	268,316,079
6,660,467	AZL Mid Cap Index Fund	153,723,569
42,057,891	AZL S&P 500 Index Fund, Class 2	550,958,371
4,845,806	AZL Small Cap Stock Index Fund	76,612,191

Total Affiliated Investment Companies (Cost $1,065,681,075)		1,395,372,313

Unaffiliated Investment Company (0.0%):
584,772	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	584,772

Total Unaffiliated Investment Company (Cost $584,772)		584,772

Total Investment Securities (Cost $1,066,265,847)(b) - 100.0%		1,395,957,085
Net other assets (liabilities) - 0.0%		(493,255)

Net Assets - 100.0%		$1,395,463,830

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
7,239,639	AZL Enhanced Bond Index Fund	$78,550,083
1,269,585	AZL International Index Fund	21,151,282
542,142	AZL Mid Cap Index Fund	12,512,641
2,989,956	AZL S&P 500 Index Fund, Class 2	39,168,420
420,709	AZL Small Cap Stock Index Fund	6,651,413

Total Affiliated Investment Companies (Cost $143,350,012)		158,033,839

Unaffiliated Investment Company (0.1%):
240,092	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	240,092

Total Unaffiliated Investment Company (Cost $240,092)		240,092

Total Investment Securities (Cost $143,590,104)(b) - 94.9%		158,273,931
Net other assets (liabilities) - 5.1%		8,377,768

Net Assets - 100.0%		$166,651,699

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $8,292,663 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	33	$4,075,500	$(25,523)
S&P 500 Index E-Mini June Futures	Long	6/20/14	44	4,102,120	54,481

Total					$28,958

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (60.9%):
Aerospace & Defense (1.8%):
45,175	European Aeronautic Defence & Space Co. NV (a)	$3,239,351
1,305	General Dynamics Corp. (a)	142,141
1,222	L-3 Communications Holdings, Inc. (a)	144,379
1,373	Northrop Grumman Corp. (a)	169,401
6,892	Precision Castparts Corp. (a)	1,742,022
1,710	Raytheon Co. (a)	168,931
76,265	Safran SA (a)	5,288,618
28,704	United Technologies Corp. (a)	3,353,775

		14,248,618

Air Freight & Logistics (0.4%):
6,574	FedEx Corp. (a)	871,449
24,441	United Parcel Service, Inc., Class B (a)	2,380,065

		3,251,514

Airlines (0.5%):
17,100	Japan Airlines Co., Ltd. (a)	840,752
65,186	United Continental Holdings, Inc. *(a)	2,909,251

		3,750,003

Auto Components (1.2%):
19,900	Aisin Sieki Co., Ltd. (a)	716,868
10,945	BorgWarner, Inc. (a)	672,789
40,800	Bridgestone Corp. (a)	1,445,105
129,683	Cheng Shin Rubber Industry Co., Ltd. (a)	370,215
6,973	Delphi Automotive plc (a)	473,188
26,100	DENSO Corp. (a)	1,249,747
11,600	Futaba Industrial Co., Ltd. *(a)	50,531
16,625	Goodyear Tire & Rubber Co. (a)	434,411
1,444	Hyundai Wia Corp. (a)	231,941
19,304	Johnson Controls, Inc. (a)	913,465
1,897	Lear Corp. (a)	158,817
31,100	Toyota Industries Corp. (a)	1,491,565
6,166	TRW Automotive Holdings Corp. *(a)	503,269

		8,711,911

Automobiles (1.6%):
6,516	Bayerische Motoren Werke AG (BMW) (a)	822,444
5,400	Daihatsu Motor Co., Ltd. (a)	95,270
98,000	Dongfeng Motor Corp., H Shares (a)	138,838
110,893	Ford Motor Co. (a)	1,729,931
121,500	Fuji Heavy Industries, Ltd. (a)	3,280,604
37,709	General Motors Co. (a)	1,297,944
45,400	Honda Motor Co., Ltd. (a)	1,596,538
3,715	Hyundai Motor Co. (a)	878,552
6,521	Maruti Suzuki India, Ltd. (a)	215,122
75,300	Suzuki Motor Corp. (a)	1,961,890
18,300	Toyota Motor Corp. (a)	1,030,051
152,770	Yulon Motor Co., Ltd. (a)	251,950

		13,299,134

Banks (3.5%):
75,953	Banco Bilbao Vizcaya Argentaria SA (a)	913,754
11,794	Banco Santander Brasil SA, ADR ^(a)	65,693
17,900	Banco Santander Chile SA, ADR (a)	419,576
9,267	Bank of Nova Scotia ^(a)	536,837
22,612	BB&T Corp. (a)	908,324

Shares		Fair Value
Common Stocks, continued
Banks, continued
35,608	BNP Paribas SA (a)	$2,752,436
75,000	Chuo Mitsui Trust Holdings, Inc. (a)	338,249
13,163	Hana Financial Holdings (a)	480,543
231,399	HSBC Holdings plc (a)	2,342,581
340,418	Intesa Sanpaolo SpA (a)	1,155,891
4,546	KB Financial Group, Inc. (a)	159,529
942,251	Lloyds Banking Group plc *(a)	1,182,476
107,100	Mitsubishi UFJ Financial Group, Inc. (a)	587,601
22,394	National Australia Bank, Ltd. (a)	737,893
216,757	Sberbank of Russia (a)	517,609
21,762	Societe Generale (a)	1,343,252
39,500	Sumitomo Mitsui Financial Group, Inc. (a)	1,683,990
21,251	Svenska Handelsbanken AB, A Shares (a)	1,068,404
25,981	U.S. Bancorp (a)	1,113,546
129,251	UniCredit SpA (a)	1,183,062
99,348	Wells Fargo & Co. (a)	4,941,569

		24,432,815

Beverages (1.1%):
6,648	Anheuser-Busch InBev NV (a)	698,693
90,690	Coca-Cola Co. (The) (a)	3,506,075
1,700	Constellation Brands, Inc., Class A *(a)	144,449
7,708	Diageo plc, ADR ^(a)	960,340
6,015	Diageo plc (a)	186,657
3,161	Fomento Economico Mexicano SAB de C.V., ADR (a)	294,732
1,063,120	Uber Technologies, Inc. *(a)(b)(c)	1,063,120
3,529	Remy Cointreau SA (a)	283,453
10,451	SABMiller plc (a)	521,928
17,100	Suntory Beverage & Food, Ltd. (a)	588,629

		8,248,076

Biotechnology (0.9%):
3,216	Alexion Pharmaceuticals, Inc. *(a)	489,250
7,841	Amgen, Inc. (a)	967,109
5,590	Biogen Idec, Inc. *(a)	1,709,813
6,200	Celgene Corp. *(a)	865,520
6,982	Cubist Pharmaceuticals, Inc. *(a)	510,733
17,117	Gilead Sciences, Inc. *(a)	1,212,911
57,130	Mesoblast, Ltd. *(a)	289,837
6,503	Vertex Pharmaceuticals, Inc. *(a)	459,892

		6,505,065

Building Products (0.3%):
25,473	Compagnie de Saint-Gobain SA (a)	1,542,052
10,800	Daikin Industries, Ltd. (a)	604,044
955,223	Yuanda China Holdings, Ltd. (a)	83,782

		2,229,878

Capital Markets (0.6%):
1,124	Ameriprise Financial, Inc. (a)	123,719
30,240	Deutsche Bank AG, Registered Shares (a)	1,352,515
8,224	Goldman Sachs Group, Inc. (The) (a)	1,347,502

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
76,204	UBS AG, Registered Shares (a)	$1,573,751

		4,397,487

Chemicals (2.0%):
9,851	Agrium, Inc. ^(a)	960,670
14,131	Akzo Nobel NV (a)	1,157,696
11,439	Arkema, Inc. (a)	1,297,386
72,000	Asahi Kasei Corp. (a)	488,901
482	CF Industries Holdings, Inc. (a)	125,628
3,232	Cheil Industries, Inc. (a)	218,233
1,595	Eastman Chemical Co. (a)	137,505
16,292	FMC Corp. (a)	1,247,315
33,100	Hitachi Chemical Co., Ltd. (a)	449,929
40,200	JSR Corp. (a)	744,010
12,911	Koninklijke DSM NV (a)	886,656
63,000	Kuraray Co., Ltd. (a)	719,509
4,447	Linde AG (a)	890,047
17,000	Nitto Denko Corp. (a)	818,817
941	PPG Industries, Inc. (a)	182,046
23,700	Shin-Etsu Chemical Co., Ltd. (a)	1,352,828
1,349	Sigma Aldrich Corp. (a)	125,970
6,987	Syngenta AG, Registered Shares (a)	2,650,949
159,000	Ube Industries, Ltd. (a)	292,075

		14,746,170

Communications Equipment (0.6%):
105,223	Cisco Systems, Inc. (a)	2,358,046
2,437	El Towers SpA (a)	143,983
1,722	Harris Corp. (a)	125,982
1,806	Motorola Solutions, Inc. (a)	116,108
22,623	QUALCOMM, Inc. (a)	1,784,050

		4,528,169

Construction & Engineering (0.3%):
35,000	JGC Corp. (a)	1,216,104
71,000	Okumura Corp. (a)	315,748
90,000	Toda Corp. (a)	297,065

		1,828,917

Construction Materials (0.1%):
4,654	HeidelbergCement AG (a)	398,762

Consumer Finance (0.6%):
20,834	American Express Co. (a)	1,875,685
15,341	Capital One Financial Corp. (a)	1,183,712
22,955	Discover Financial Services (a)	1,335,751
10,821	Santander Consumer USA Holdings, Inc. *(a)	260,570

		4,655,718

Containers & Packaging (0.2%):
7,618	Avery Dennison Corp. (a)	386,004
15,034	Crown Holdings, Inc. *(a)	672,622
18,443	Sealed Air Corp. (a)	606,221

		1,664,847

Diversified Consumer Services (0.0%):
9,100	Benesse Holdings, Inc. (a)	347,320

Diversified Financial Services (2.0%):
177,597	Bank of America Corp. (a)	3,054,668
11,207	Berkshire Hathaway, Inc., Class B *(a)	1,400,539
63,482	Citigroup, Inc. (a)	3,021,743

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
8,771	Deutsche Boerse AG (a)	$697,909
500,000	General Electric Capital Corp., Series B (a)	535,000
76,812	ING Groep NV *(a)	1,091,583
69,256	JPMorgan Chase & Co. (a)	4,204,532

		14,005,974

Diversified Telecommunication Services (1.4%):
166,874	BT Group plc (a)	1,061,893
73,694	Deutsche Telekom AG, Registered Shares (a)	1,191,851
138,714	Koninklijke (Royal) KPN NV *(a)	490,803
9,000	Nippon Telegraph & Telephone Corp. (a)	489,264
135,788	Oi SA, ADR ^(a)	180,598
306,000	Singapore Telecommunications, Ltd. (a)	889,969
615	Swisscom AG, Registered Shares (a)	377,761
42,006	TDC A/S (a)	388,294
32,883	Telecom Italia SpA (a)	30,797
303,177	Telecom Italia SpA (a)	357,890
209,800	Telekom Malaysia Berhad (a)	378,493
7,628	Verizon Communications, Inc. *(a)	363,703
56,296	Verizon Communications, Inc. (a)	2,678,001

		8,879,317

Electric Utilities (0.4%):
17,085	American Electric Power Co., Inc. (a)	865,526
18,000	Chubu Electric Power Co., Inc. *(a)	211,512
28,947	Enel SpA (a)	164,005
15,819	NextEra Energy, Inc. (a)	1,512,613
15,453	PPL Corp. (a)	512,112

		3,265,768

Electrical Equipment (1.0%):
19,756	Eaton Corp. plc (a)	1,484,072
61,000	Mitsubishi Electric Corp. (a)	685,016
15,936	Rockwell Automation, Inc. (a)	1,984,829
84	Schneider Electric SA (a)	7,444
20,751	Schneider Electric SA (a)	1,844,702
38,900	Sumitomo Electric Industries, Ltd. (a)	578,012

		6,584,075

Electronic Equipment, Instruments & Components (0.6%):
2,824	Avnet, Inc. (a)	131,401
186,000	Hitachi, Ltd. (a)	1,370,367
37,800	HOYA Corp. (a)	1,181,993
400	Keyence Corp. (a)	164,582
593	Knowles Corp. *(a)	18,721
9,400	Kyocera Corp. (a)	423,229
9,200	Murata Manufacturing Co., Ltd. (a)	865,923
3,500	Omron Corp. (a)	144,074
4,265	Rexel SA (a)	111,951
2,536	TE Connectivity, Ltd. (a)	152,693

		4,564,934

Energy Equipment & Services (1.1%):
18,984	Dresser-Rand Group, Inc. *(a)	1,108,855

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,564	Helmerich & Payne, Inc. (a)	$168,224
14,834	National-Oilwell Varco, Inc. (a)	1,155,124
95,700	Dropbox, Inc. *(a)(b)(c)	1,827,985
19,211	Schlumberger, Ltd. (a)	1,873,073
17,380	Technip-Coflexip SA (a)	1,794,277

		7,927,538

Food & Staples Retailing (0.4%):
4,766	Casino Guichard-Perrachon SA (a)	568,044
6,768	CVS Caremark Corp. (a)	506,652
14,513	Fresh Market, Inc. (The) *(a)	487,637
2,901	Kroger Co. (The) (a)	126,629
74,755	Tesco plc (a)	368,369

		2,057,331

Food Products (1.5%):
27,000	Ajinomoto Co., Inc. (a)	386,832
2,954	Archer-Daniels-Midland Co. (a)	128,174
53,401	Cosan, Ltd., A Shares (a)	608,771
5,535	Danone SA (a)	391,467
8,434	Mead Johnson Nutrition Co. (a)	701,203
53,370	Nestle SA, Registered Shares (a)	4,022,506
25,531	SLC Agricola SA (a)	195,942
63,923	Unilever NV (a)	2,628,069
4,300	Unilever NV, NYS (a)	176,816
15,837	Unilever plc (a)	676,291
4,753	Unilever plc, ADR (a)	203,333

		10,119,404

Gas Utilities (0.2%):
234,000	Tokyo Gas Co., Ltd. (a)	1,186,632

Health Care Equipment & Supplies (0.5%):
14,470	Baxter International, Inc. (a)	1,064,703
946	Becton, Dickinson & Co. (a)	110,758
14,802	Getinge AB, B Shares (a)	417,336
15,708	Medtronic, Inc. (a)	966,670
12,396	Mindray Medical International, Ltd., ADR ^(a)	401,135
1,392	Stryker Corp. (a)	113,406

		3,074,008

Health Care Providers & Services (2.8%):
21,062	Aetna, Inc. (a)	1,579,018
32,722	Al Noor Hospitals Group plc (a)	588,438
1,701	AmerisourceBergen Corp. (a)	111,569
153,400	Bangkok Dusit Medical Services Public Co., Ltd., Class F (a)	628,786
80,600	Bumrungrad Hospital Public Co., Ltd. (a)	239,689
13,518	Cardinal Health, Inc. (a)	945,990
13,706	Catamaran Corp. *(a)	613,481
19,723	Envision Healthcare Holdings, Inc. *(a)	667,229
26,896	Express Scripts Holding Co. *(a)	2,019,620
6,731	Fresenius SE & Co. KGaA (a)	1,053,157
29,750	HCA Holdings, Inc. *(a)	1,561,875
13,167	HealthSouth Corp. (a)	473,090
14,241	Humana, Inc. (a)	1,605,246
673,400	IHH Healthcare Berhad *(a)	793,987

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
96,962	Life Healthcare Group Holdings Pte, Ltd. (a)	$354,109
13,670	McKesson, Inc. (a)	2,413,711
55,466	NMC Health plc (a)	466,326
1,970	Omnicare, Inc. (a)	117,550
282,799	PT Siloam International Hospital Tbk *(a)	256,484
94,000	Raffles Medical Group, Ltd. (a)	240,152
8,300	Ship Healthcare Holdings, Inc. (a)	319,842
135,197	Sinopharm Group Co., H Shares (a)	372,994
11,660	Tenet Healthcare Corp. *(a)	499,165
32,821	UnitedHealth Group, Inc. (a)	2,690,993
17,771	Universal Health Services, Inc., Class B (a)	1,458,466
6,281	WellCare Health Plans, Inc. *(a)	398,969
1,302	WellPoint, Inc. (a)	129,614

		22,599,550

Health Care Technology (0.0%):
7,494	Castlight Health, Inc., Class B *(a)	159,023

Hotels, Restaurants & Leisure (0.4%):
36,564	Hilton Worldwide Holdings, Inc. *(a)	813,183
17,237	McDonald’s Corp. (a)	1,689,744
1,741	Wyndham Worldwide Corp. (a)	127,493

		2,630,420

Household Durables (0.4%):
84,192	Barratt Developments plc (a)	579,543
50,428	Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	305,658
4,010	Electrolux AB, Series B (a)	87,545
86,354	MRV Engenharia e Participacoes SA (a)	305,294
5,100	Rinnai Corp. (a)	447,362
259,711	Taylor Wimpey plc (a)	510,182

		2,235,584

Household Products (1.1%):
5,018	Church & Dwight Co., Inc. (a)	346,593
13,723	Colgate-Palmolive Co. (a)	890,211
645	Energizer Holdings, Inc. (a)	64,977
2,434	Kimberly-Clark Corp. (a)	268,349
75,109	Procter & Gamble Co. (The) (a)	6,053,785

		7,623,915

Independent Power and Renewable Electricity Producers (0.2%):
68,193	AES Corp. (The) (a)	973,796
35,513	Calpine Corp. *(a)	742,577

		1,716,373

Industrial Conglomerates (1.8%):
9,617	3M Co. (a)	1,304,642
156,719	Beijing Enterprises Holdings, Ltd. (a)	1,404,274
8,288	Danaher Corp. (a)	621,600
188,005	General Electric Co. (a)	4,867,450
41,000	Keppel Corp., Ltd. (a)	354,842

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
38,134	Siemens AG, Registered Shares (a)	$5,131,457

		13,684,265

Insurance (2.3%):
18,368	ACE, Ltd. (a)	1,819,534
7,444	AFLAC, Inc. (a)	469,270
11,081	Allstate Corp. (The) (a)	626,963
20,612	American International Group, Inc. (a)	1,030,806
36,706	Aviva plc (a)	292,304
50,215	AXA SA (a)	1,307,294
2,308	Axis Capital Holdings, Ltd. (a)	105,822
1,093	Chubb Corp. (The) (a)	97,605
2,913	CNA Financial Corp. (a)	124,443
3,805	Lincoln National Corp. (a)	192,799
13,667	Marsh & McLennan Cos., Inc. (a)	673,783
25,822	MetLife, Inc. (a)	1,363,403
15,200	MS&AD Insurance Group Holdings, Inc. (a)	347,622
13,000	NKSJ Holdings, Inc. (a)	333,541
12,113	Prudential Financial, Inc. (a)	1,025,365
36,112	Prudential plc (a)	764,884
1,589	Reinsurance Group of America, Inc. (a)	126,532
34,400	Sony Financial Holdings, Inc. (a)	562,656
280	Swiss Life Holding AG, Registered Shares (a)	68,837
76,200	Tokio Marine Holdings, Inc. (a)	2,284,833
1,513	Torchmark Corp. (a)	119,073
11,730	Travelers Cos., Inc. (The) (a)	998,223
3,493	UnumProvident Corp. (a)	123,338
38,965	XL Group plc, Class B (a)	1,217,656

		16,076,586

Internet Software & Services (1.8%):
24,267	eBay, Inc. *(a)	1,340,509
5,383	Google, Inc., Class A *(a)	5,999,407
39,416	Twitter, Inc. *(a)(b)	1,747,567
25,825	SINA Corp. *(a)	1,560,088
53,280	Twitter, Inc. *^(a)	2,486,578

		13,134,149

IT Services (1.6%):
1,327	Accenture plc, Class A (a)	105,788
814	Alliance Data Systems Corp. *(a)	221,774
2,748	Amdocs, Ltd. (a)	127,672
19,384	Atos Origin SA (a)	1,753,876
24,811	Cielo SA (a)	786,821
2,631	Computer Sciences Corp. (a)	160,017
2,752	Fidelity National Information Services, Inc. (a)	147,094
51,781	MasterCard, Inc., Class A (a)	3,868,041
24,584	Visa, Inc., Class A (a)	5,306,703

		12,477,786

Leisure Products (0.1%):
16,446	Mattel, Inc. (a)	659,649

Life Sciences Tools & Services (0.7%):
22,590	Agilent Technologies, Inc. (a)	1,263,233
1,940	Mettler-Toledo International, Inc. *(a)	457,219
12,804	PerkinElmer, Inc. (a)	576,948

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
13,995	Thermo Fisher Scientific, Inc. (a)	$1,682,760
7,006	Waters Corp. *(a)	759,520

		4,739,680

Machinery (1.2%):
3,916	Andritz AG (a)	242,182
181,876	CNH Industrial NV *(a)	2,095,445
4,016	CNH Industrial NV *(a)	46,179
12,915	Colfax Corp. *(a)	921,227
69,787	Cummins India, Ltd. (a)	697,202
5,550	Cummins, Inc. (a)	826,895
1,187	Dover Corp. (a)	97,037
2,300	Fanuc, Ltd. (a)	405,026
135,090	Haitian International Holdings, Ltd. (a)	271,098
15,600	Hino Motors, Ltd. (a)	230,971
79,000	IHI Corp. (a)	331,704
36,000	Kubota Corp. (a)	481,002
4,662	Metso Corp. OYJ (a)	152,355
63,000	Mitsubishi Heavy Industries, Ltd. (a)	366,761
10,548	PACCAR, Inc. (a)	711,357
976	Parker Hannifin Corp. (a)	116,837
10,222	Samsung Heavy Industries Co., Ltd. (a)	308,138
800	SMC Corp. (a)	210,532
13,215	Stanley Black & Decker, Inc. (a)	1,073,587
686	Valmont Industries, Inc. (a)	102,104

		9,687,639

Media (1.4%):
3,045	CBS Corp., Class B (a)	188,181
13,855	Charter Communications, Inc., Class A *(a)	1,706,936
74,193	Comcast Corp., Class A (a)	3,711,134
2,776	DISH Network Corp., Class A *(a)	172,695
58,309	Grupo Televisa SAB (a)	389,042
13,961	Liberty Media Corp. *(a)	1,825,122
19,830	Manchester United plc, Class A *^(a)	341,869
3,431	RTL Group (a)	390,864
974	Time Warner Cable, Inc. (a)	133,613
1,368	Viacom, Inc., Class B (a)	116,266
52,017	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA (a)	408,861

		9,384,583

Metals & Mining (3.6%):
158,928	Antofagasta plc (a)	2,217,011
80,436	BHP Billiton plc (a)	2,482,481
3,596	BHP Billiton, Ltd. (a)	121,720
42,472	Boliden AB (a)	645,636
100,455	Eldorado Gold Corp. (a)	558,942
140,272	First Quantum Minerals, Ltd. (a)	2,592,740
248,103	Fortescue Metals Group, Ltd. (a)	1,215,077
139,510	Freeport-McMoRan Copper & Gold, Inc. (a)	4,613,596
76,637	Goldcorp, Inc. (a)	1,876,074
357,000	Jiangxi Copper Co., Ltd. (a)	600,512
303,956	Platinum Group Metals, Ltd. *(a)	305,248

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
35,439	Polyus Gold International, Ltd. (a)	$120,967
89,945	Rio Tinto plc (a)	5,015,412
24,655	Silver Wheaton Corp. (a)	559,669
61,604	Southern Copper Corp. (a)	1,793,292
78,415	Teck Resources, Ltd., Class B (a)	1,700,037

		26,418,414

Multiline Retail (0.1%):
1,910	Macy’s, Inc. (a)	113,244
4,900	Ryohin Keikaku Co., Ltd. (a)	471,409

		584,653

Multi-Utilities (0.7%):
21,435	CenterPoint Energy, Inc. (a)	507,795
20,022	Dominion Resources, Inc. (a)	1,421,362
1,890	DTE Energy Co. (a)	140,408
15,023	GDF Suez (a)	411,617
80,638	National Grid plc (a)	1,107,323
1,763	RWE AG (a)	71,525
9,027	Sempra Energy (a)	873,453

		4,533,483

Oil, Gas & Consumable Fuels (4.3%):
4,688	Anadarko Petroleum Corp. (a)	397,355
81,510	Athabasca Oil Corp. *(a)	587,008
99,765	BG Group plc (a)	1,860,358
46,625	Cameco Corp. ^(a)	1,067,713
28,717	Canadian Natural Resources, Ltd. (a)	1,101,870
8,182	Chevron Corp. (a)	972,922
625,000	CNOOC, Ltd. (a)	944,797
33,265	Cobalt International Energy, Inc. *(a)	609,415
5,061	ConocoPhillips (a)	356,041
10,271	Diamondback Energy, Inc. *(a)	691,341
5,066	Eni SpA (a)	127,207
1,905	EOG Resources, Inc. (a)	373,704
48,489	EP Energy Corp., Class A *^(a)	948,930
346	EQT Corp. (a)	33,552
109,100	INPEX Corp. (a)	1,413,160
36,325	KazMunaiGas Exploration Production JSC, Registered Shares, GDR (a)	508,434
334,000	Kunlun Energy Co., Ltd. (a)	559,245
71,001	Lundin Petroleum AB *(a)	1,459,840
104,361	Marathon Oil Corp. (a)	3,706,902
18,663	Marathon Petroleum Corp. (a)	1,624,428
893	Murphy Oil Corp. (a)	56,134
5,054	Noble Energy, Inc. (a)	359,036
143,259	Ophir Energy plc *(a)	572,975
60,014	Petroleo Brasileiro SA, ADR (a)	789,183
26,474	Phillips 66 (a)	2,040,085
116,157	Palantir Technologies, Inc. *(a)(b)(c)	712,042
9,797	Royal Dutch Shell plc, A Shares *(a)(d)	—
3,398	Royal Dutch Shell plc, A Shares (a)	124,137
33,103	Royal Dutch Shell plc, ADR (a)	2,418,505
11,956	RSP Permian, Inc. *(a)	345,409
54,458	Statoil ASA (a)	1,538,960
1,282	Suncor Energy, Inc. (a)	44,819
14,004	Total SA (a)	919,685
28,016	Total SA, ADR (a)	1,837,850

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,215	Valero Energy Corp. (a)	$170,717

		31,273,759

Paper & Forest Products (0.0%):
2,828	International Paper Co. (a)	129,749

Personal Products (0.1%):
74,243	Hypermarcas SA (a)	538,045

Pharmaceuticals (3.3%):
54,807	Abbvie, Inc. (a)	2,817,080
10,564	Allergan, Inc. (a)	1,310,992
37,800	Astellas Pharma, Inc. (a)	447,862
18,014	AstraZeneca plc (a)	1,166,999
25,824	Bristol-Myers Squibb Co. (a)	1,341,557
20,246	Novartis AG, Registered Shares (a)	1,720,088
12,200	Otsuka Holdings Co., Ltd. (a)	364,288
4,276	Perrigo Co. plc (a)	661,326
171,352	Pfizer, Inc. (a)	5,503,826
16,482	Roche Holding AG (a)	4,955,668
30,853	Sanofi-Aventis SA (a)	3,223,801
8,502	Sanofi-Aventis SA, ADR (a)	444,485
27,040	Shire plc (a)	1,330,349
264,000	Sino Biopharmaceutical, Ltd. (a)	225,786

		25,514,107

Professional Services (0.1%):
39,180	Qualicorp SA *(a)	394,132

Real Estate Investment Trusts (REITs) (0.8%):
9,055	American Capital Agency Corp. (a)	194,592
11,654	American Tower Corp. (a)	954,113
28,173	Equity Residential Property Trust (a)	1,633,752
112,301	Fibra Uno Amdinistracion SA (a)	363,371
10,270	Health Care REIT, Inc., Series I (a)	570,627
139,465	Link REIT (The) (a)	686,350
4,950	Simon Property Group, Inc. (a)	811,800
197,545	TF Administradora Industrial S de RL de C.V. (a)	397,984

		5,612,589

Real Estate Management & Development (1.0%):
84,617	BR Malls Participacoes SA (a)	726,994
686,000	CapitaLand, Ltd. (a)	1,579,382
7,300	Daito Trust Construction Co., Ltd. (a)	674,590
59,321	St. Joe Co. (The) *^(a)	1,141,929
140,000	Sun Hung Kai Properties, Ltd. (a)	1,716,688
108,000	Wharf Holdings, Ltd. (The) (a)	691,445

		6,531,028

Road & Rail (1.0%):
103,375	Asciano, Ltd. (a)	498,656
25,042	Canadian National Railway Co. (a)	1,407,861
22,000	East Japan Railway Co. (a)	1,619,977
8,953	J.B. Hunt Transport Services, Inc. (a)	643,900
13,906	Union Pacific Corp. (a)	2,609,600

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
12,100	West Japan Railway Co. (a)	$493,334

		7,273,328

Semiconductors & Semiconductor Equipment (0.8%):
824	KLA-Tencor Corp. (a)	56,971
14,500	ROHM Co., Ltd. (a)	645,941
1,651	Samsung Electronics Co., Ltd. (a)	1,639,240
2,092	Samsung Electronics Co., Ltd. (a)	2,646,846

		4,988,998

Software (1.7%):
2,091	Adobe Systems, Inc. *(a)	137,462
1,620	CA, Inc. (a)	50,171
1,884	Check Point Software Technologies, Ltd. *(a)	127,415
20,370	Citrix Systems, Inc. *(a)	1,169,849
51,415	Electronic Arts, Inc. *(a)	1,491,549
1,598	Intuit, Inc. (a)	124,213
6,195	Microsoft Corp. (a)	253,933
4,900	Nintendo Co., Ltd. (a)	583,717
98,536	Oracle Corp. (a)	4,031,108
6,458	Red Hat, Inc. *(a)	342,145
3,909	Symantec Corp. (a)	78,063
44,663	TIBCO Software, Inc. *(a)	907,552
35,038	UbiSoft Entertainment SA *(a)	628,769
49,699	Veeva Systems, Inc., Class A *^(a)	1,326,963
10,433	VMware, Inc., Class A *(a)	1,126,973

		12,379,882

Specialty Retail (0.2%):
8,065	American Eagle Outfitters, Inc. (a)	98,716
13,000	Nitori Co., Ltd. (a)	562,951
236,700	Yamada Denki Co., Ltd. (a)	787,964
205,260	Zhongsheng Group Holdings, Ltd. (a)	282,922

		1,732,553

Technology Hardware, Storage & Peripherals (0.3%):
153	Apple, Inc. (a)	82,121
53,426	EMC Corp. (a)	1,464,407
168,000	NEC Corp. (a)	515,255
2,214	Western Digital Corp. (a)	203,289

		2,265,072

Textiles, Apparel & Luxury Goods (0.5%):
37,022	Coach, Inc. (a)	1,838,513
7,698	Lululemon Athletica, Inc. *^(a)	404,838
4,824	LVMH Moet Hennessy Louis Vuitton SA (a)	878,078

		3,121,429

Thrifts & Mortgage Finance (0.1%):
52,612	Fannie Mae *(a)	205,187
7,944	Ocwen Financial Corp. *(a)	311,246

		516,433

Trading Companies & Distributors (0.8%):
26,230	Fastenal Co. ^(a)	1,293,664
72,000	Mitsubishi Corp. (a)	1,335,378
203,300	Mitsui & Co., Ltd. (a)	2,869,515
58,800	Sumitomo Corp. (a)	747,396

		6,245,953

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd. *(a)(b)(c)	$370,289
19,729	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR (a)	92,726

		463,015

Water Utilities (0.1%):
13,035	American Water Works Co., Inc. (a)	591,789

Wireless Telecommunication Services (0.7%):
15,739	America Movil SAB de C.V., Series L, ADR (a)	312,891
363,500	Axiata Group Berhad (a)	742,968
10,030	Crown Castle International Corp. (a)	740,013
127,029	Far EasTone Telecommunications Co., Ltd. (a)	269,174
27,300	KDDI Corp. (a)	1,588,899
100,000	Taiwan Mobile Co., Ltd. (a)	313,682
126,580	Vodafone Group plc (a)	465,939
18,012	Vodafone Group plc, ADR (a)	663,021

		5,096,587

Total Common Stocks (Cost $389,354,753)		441,923,585

Preferred Stocks (1.2%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares *(a)(b)(c)	426,443

Automobiles (0.3%):
8,482	Volkswagen AG, Preferred Shares (a)(e)	2,197,413

Banks (0.5%):
24,382	Citigroup Capital XIII, Preferred Shares (a)	676,357
29,700	GMAC Capital Trust I, Series 2, Preferred Shares (a)	810,810
14,233	HSBC Holdings plc, Series 2, Preferred Shares (a)	383,864
13,440	RBS Capital Funding Trust VII, Series G, Preferred Shares (a)	299,040
10,100	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR (a)	229,876
5,100	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR (a)	120,360
13,969	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR ^(a)	348,107
13,409	U.S. Bancorp, Series F (a)	380,816
7,409	U.S. Bancorp, Series G, Preferred Shares (a)	203,377
511,000	USB Capital IX, Preferred Shares (a)	426,685

		3,879,292

Communications Equipment (0.1%):
5,771	Corwn Castle International Corp., Series A, Preferred Shares (a)	585,396

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Diversified Financial Services (0.1%):
44,451	Fannie Mae, Series S, Preferred Shares (a)	$465,846

Food & Staples Retailing (0.1%):
13,058	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares (a)	571,190

Machinery (0.0%):
2,023	Stanley Black & Decker, Inc., Preferred Shares ^(a)	218,363

Real Estate Management & Development (0.0%):
14,600	Forestar Group, Inc., Preferred Shares (a)	360,328

Total Preferred Stocks (Cost $7,748,406)		8,704,271

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(a)(e)	132,096

Total Warrant (Cost $–)		132,096

Convertible Preferred Stocks (0.3%):
Aerospace & Defense (0.1%):
4,987	United Technologies Corp., 0.45%(a)	331,985

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.00%(a)	32,500

Banks (0.0%):
247	Wells Fargo & Co., Series L, Class A, 0.03%(a)	287,755

Electric Utilities (0.2%):
8,984	NextEra Energy, Inc., 0.36%(a)	565,991
6,900	PPL Corp., 0.64%(a)	377,430

		943,421

Metals & Mining (0.0%):
13,824	Cliffs Natural Resources, Inc., Series A, 1.35%^(a)	286,572

Total Convertible Preferred Stocks (Cost $1,728,509)		1,882,233

Private Placements (0.5%):
Banks (0.1%):
405,000	CIT Group, Inc. (a)(e)	416,137

Diversified Financial Services (0.0%):
222,000	Hyundai Capital America, Inc. (a)(e)	223,616

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc. (a)(e)	202,000

Oil, Gas & Consumable Fuels (0.1%):
237,600	Odebrecht Drilling VIII/IX (a)(e)	246,510
394,997	Odebrecht Offshore Drilling Finance, Ltd. (a)(e)	409,810

		656,320

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd. (a)(b)	435,625

Shares		Fair Value
Private Placements, continued
Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401 (a)(e)	$514,710

Software (0.1%):
165,000	Salesforce.com, Inc. (a)	186,966
562,000	Salesforce.com, Inc. ^(a)	636,815

		823,781

Tobacco (0.0%):
350,000	B.A.T. International Finance plc (a)(e)	356,325

Total Private Placements (Cost $3,501,377)		3,628,514

Right (0.0%):
Banks (0.0%):
75,953	Banco Bilbao Vizcaya Argentaria SA *(a)	17,786

Total Right (Cost $–)		17,786

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.8%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 0.98%, 11/9/15(a)	1,270,126

Banks (0.1%):
688,000	JPMorgan Chase & Co., Series Q, 5.15%, Callable 5/1/23 @ 100, Perpetual Bond(a)(f)	645,000

Biotechnology (0.4%):
143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	156,674
135,000	BioMarin Pharmaceutical, Inc., 0.47%, 10/15/20^(a)	149,850
229,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17(a)	585,095
629,000	Gilead Sciences, Inc., 1.63%, 5/1/16(a)	1,956,583

		2,848,202

Diversified Financial Services (0.1%):
2,000,000	Wharf Finance (2014), Ltd., 3.73%, 6/7/14(a)	257,855
20,000,000	Zeus (Cayman) II, Ltd., Registered Shares, 1.02%, 8/18/16+(a)(b)	305,087

		562,942

Diversified Telecommunication Services (0.1%):
500,000	Telecom Italia SpA, Series TIT, 6.13%, 11/15/16(a)(e)	815,566

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 455.12%, 7/25/14(a)	82,940

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 5.25%, 10/15/16(a)(e)	537,500

		537,500

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Food Products (0.0%):
$400,000	REI Agro, Ltd., Registered Shares, 17.28%, 11/13/14(a)(b)	$223,500

Health Care Providers & Services (0.0%):
80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)	108,850

		108,850

Internet Software & Services (0.0%):
213,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)(e)	202,483

Oil, Gas & Consumable Fuels (0.1%):
836,000	Cobalt International Energy, Inc., 3.03%, 12/1/19(a)	787,408
300,000	Essar Energy plc, 12.02%, 2/1/16(a)(e)	255,000

		1,042,408

Pharmaceuticals (0.2%):
452,000	Mylan, Inc., 3.75%, 9/15/15(a)	1,661,382

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 10/17/18 @ 100(a)(e)	596,374
1,250,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100(a)(e)	988,092
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(a)(e)	390,625
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(a)(e)	195,313
371,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	414,593

		2,584,997

Software (0.1%):
368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16^(a)	483,230

		483,230

Total Convertible Bonds (Cost $11,345,126)		13,069,126

Floating Rate Loans (0.9%):
Biotechnology (0.1%):
693,750	Grifols Worldwide Operations USA, 3.15%, 3/3/21(a)(f)	693,029

Energy Equipment & Services (0.1%):
379,919	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(a)(f)	386,647
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(a)(f)	421,840

		808,487

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Hotels, Restaurants & Leisure (0.4%):
$304,147	Autobahn Tank & Rast Holding GmbH, 0.20%, 12/4/18(a)(f)	$419,291
122,640	Autobahn Tank & Rast Holding GmbH, 0.20%, 12/4/19(a)(f)	170,415
1,664,421	Hilton Worldwide Finance LLC, 3.75%, 9/23/20(a)(f)	1,666,351

		2,256,057

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19(a)(b)(f)	594,554

Media (0.1%):
393,037	Univision Communications, Inc., 4.00%, 3/1/20(a)(f)	393,474

Metals & Mining (0.0%):
103,220	Constellium Holdco BV, 6.00%, 2/25/20(a)(f)	105,284
103,220	Constellium Holdco BV, 6.50%, 2/25/20(a)(f)	145,030
105,860	Essar Steel Algoma, Inc., 9.25%, 9/18/14(a)(f)	105,860

		356,174

Oil, Gas & Consumable Fuels (0.1%):
235,463	Quintero SA, 1.25%, 6/20/23(a)(f)	223,925
94,533	Sheridan Production Partners, 0.03%, 12/2/20(a)(f)	95,065
679,400	Sheridan Production Partners, 0.03%, 12/2/20(a)(f)	683,225
35,267	Sheridan Production Partners, 0.03%, 12/2/20(a)(f)	35,466

		1,037,681

Pharmaceuticals (0.0%):
190,100	Mallinckrodt International Finance , 2/24/21(a)(f)	190,077

Total Floating Rate Loans (Cost $6,189,890)		6,329,533

Corporate Bonds (2.1%):
Banks (0.2%):
528,000	Ally Financial, Inc., 2.88%, 1/30/17(a)	533,280
176,000	Deutsche Bank NY, 5.63%, 1/29/49, Callable 1/19/16 @ 100(a)(e)(f)	182,600
310,000	HSBC USA, Inc., 1.94%, 1/16/18(a)	307,441
265,000	JPMorgan Chase & Co., 2.01%, 6/27/17(a)	300,398

		1,323,719

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.50%, 7/15/17(a)	258,380

Capital Markets (0.2%):
408,000	Ford Motor Credit Co. LLC, 2.61%, 1/16/18(a)	411,440

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$257,000	General Electric Capital Corp., Series A, 2.53%, 5/4/20, MTN(a)	$296,111
108,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(f)	118,800
361,000	Merrill Lynch & Co., 2.28%, 4/25/18, MTN(a)	425,731
168,000	Morgan Stanley, Series G, 2.69%, 5/13/19(a)	203,749

		1,455,831

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 6.15%, 6/15/21(a)	124,025

Construction Materials (0.1%):
135,000	Building Materials Corp., 5.60%, 8/15/18, Callable 8/15/14 @ 103(a)(e)	141,750
224,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 105(a)	258,720

		400,470

Consumer Finance (0.1%):
251,000	Ally Financial, Inc., 3.50%, 7/18/16(a)	258,530
138,000	Ally Financial, Inc., 3.43%, 1/27/19(a)	138,000

		396,530

Diversified Consumer Services (0.1%):
395,000	Ford Motor Credit Co. LLC, 2.28%, 5/15/18(a)	435,973

Diversified Financial Services (0.2%):
518,000	Bank of America Corp., 2.13%, 1/11/18, MTN(a)	517,029
277,000	Bank of America Corp., 1.30%, 3/22/18, MTN(a)(f)	280,042
385,000	Bank of America Corp., 2.54%, 1/15/19(a)	386,519
273,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(f)	266,858
200,000	Ford Motor Credit Co. LLC, 1.75%, 6/12/17(a)	207,732

		1,658,180

Diversified Telecommunication Services (0.4%):
2,878,000	Verizon Communications, Inc., 1.98%, 9/14/18(a)(f)	3,022,461

Health Care Providers & Services (0.0%):
110,000	DaVita, Inc., 5.50%, 11/1/18, Callable 5/12/14 @ 105(a)	115,638

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 6.32%, 11/15/18, Callable 5/12/14 @ 105(a)	137,800

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.0%):
$235,000	Cablevision Systems Corp., 6.14%, 9/15/22(a)	$239,700

Oil, Gas & Consumable Fuels (0.2%):
545,000	Consol Energy, Inc., 6.34%, 4/1/17, Callable 4/1/14 @ 104(a)	568,843
325,000	Reliance Holdings USA, Inc., 4.94%, 10/19/20(a)(e)	329,010
250,000	Reliance Holdings USA, Inc., 4.97%, 2/14/22(a)(e)	261,808
270,000	Sabine Pass Liquefaction LLC, 6.04%, 4/15/23(a)	268,650

		1,428,311

Paper & Forest Products (0.0%):
280,000	International Paper Co., 2.30%, 6/15/18(a)	342,453

Pharmaceuticals (0.1%):
411,000	Mylan, Inc., 2.59%, 3/28/19(a)	406,597

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 2.82%, 2/15/19(a)	166,007

Technology Hardware, Storage & Peripherals (0.1%):
828,000	Apple, Inc., 1.66%, 5/3/18(a)	802,622
213,000	Xerox Corp., 2.55%, 5/15/18(a)	246,134

		1,048,756

Thrifts & Mortgage Finance (0.1%):
365,000	Capital One Bank USA NA, Series BNKT, 2.16%, 11/21/18, Callable 10/21/18 @ 100(a)	363,301

Transportation Infrastructure (0.1%):
559,983	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	554,954

Wireless Telecommunication Services (0.2%):
910,000	AT&T, Inc., 2.24%, 11/27/18^(a)	914,522
391,000	Cricket Communications, Inc., 7.63%, 10/15/20, Callable 10/15/15 @ 103.88(a)	446,913

		1,361,435

Total Corporate Bonds (Cost $14,963,551)		15,240,521

Foreign Bonds (7.7%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(f)	1,685,350

Media (0.1%):
320,000	Nara Cable Funding, Ltd., 8.25%, 12/1/18, Callable 12/1/18 @ 109+(a)(e)	480,474

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Pharmaceuticals (0.0%):
$100,000	Capsugel FinanceCo SCA, 8.36%, 8/1/19, Callable 8/1/14 @ 107+(a)(e)	$151,526

Sovereign Bonds (7.4%):
3,599,000	Australian Government, Series 133, 3.62%, 4/21/23+(a)	3,716,128
16,349,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(a)(g)	6,554,043
7,716,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(a)(g)	3,025,771
187,000	Brazil Nota do Tesouro Nacional, Series NTNB , 6.00%, 8/15/24+(a)(g)	193,213
4,046,012	Bundesrepublik Deutschland, Series 2007, 0.44%, 7/4/17+(a)	6,291,971
638,000	Canadian Government, 4.00%, 6/1/16+(a)	613,243
1,049,000	Canadian Government, 1.50%, 3/1/17+(a)	956,390
762,000	Canadian Government, 3.50%, 6/1/20+(a)	754,134
280,000,000	Japan Treasury Discount Bill, 0.06%, 4/7/14+(a)(h)	2,713,148
210,000,000	Japan Treasury Discount Bill, 0.05%, 5/12/14+(a)(h)	2,034,819
3,229,000	Malaysian Government, Series 2/04, 2.92%, 4/30/14+(a)	990,905
37,778,000	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(f)(i)	3,745,127
99,200,000	Mexican Cetes, Series BI, 0.00%, 4/3/14+(a)(i)	759,677
141,050,300	Mexican Cetes, Series BI, 0.00%, 4/30/14+(a)(i)	1,077,520
36,502,000	Mexican Cetes, 0.00%, 5/8/14+(a)(i)	278,644
56,279,700	Mexican Cetes, Series BI, 0.00%, 5/15/14+(a)(i)	429,306
212,084,700	Mexican Cetes, Series BI, 0.00%, 5/29/14+(a)(i)	1,615,882
213,510,000	Mexican Cetes, 0.00%, 6/26/14+(a)(i)	1,622,489
100,870,000	Mexican Cetes, Series BI, 0.00%, 7/10/14+(a)(i)	765,496

69,579,100	Mexican Cetes, 0.00%, 7/24/14+(a)(i)	527,301
107,104,500	Mexican Cetes, 0.00%, 8/7/14+(a)(i)	810,537
108,675,200	Mexican Cetes, 0.00%, 9/4/14+(a)(i)	820,101
4,298,000	Poland Government Bond, Series 1020, 3.99%, 10/25/20+(a)	1,529,597
2,754,000	Queensland Treasury Corp., Series 17, 3.31%, 9/14/17+(a)	2,778,085
1,101,000	Queensland Treasury Corp., Series 21, 4.03%, 6/14/21+(a)	1,144,070
4,691,697	United Kingdom Treasury Note, 1.79%, 7/22/18+(a)	7,676,155

		53,423,752

Total Foreign Bonds (Cost $55,150,359)		55,741,102

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (1.9%):
Banks (0.5%):
$275,000	Banco Estado Chile, 2.36%, 4/2/15(a)	$278,795
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(a)(e)(f)	450,562
1,072,000	BNP Paribas SA, 2.43%, 12/12/18(a)	1,067,742
253,000	Export-Import Bank of Korea, 2.28%, 9/17/18(a)(e)	259,542
505,000	Intesa Sanpaolo SpA, 3.54%, 1/15/16(a)	517,024
221,000	Intesa Sanpaolo SpA, 3.41%, 1/16/18(a)	228,734
200,000	Intesa Sanpaolo SpA, 3.57%, 1/15/19(a)	203,432
200,000	Lloyds Bank plc, 2.33%, 11/27/18^(a)	199,802
430,000	Nordea Bank AB, 2.31%, 3/20/17(a)(e)	451,590
250,000	Rabobank Nederland, 3.65%, 11/9/22(a)	248,292
460,000	Sumitomo Mitsui Banking Corp., 2.48%, 1/10/19(a)	464,223
200,000	UBS AG Stamford CT, Series BKNT, 3.62%, 12/20/17(a)	229,154

		4,598,892

Capital Markets (0.4%):
858,310	Dana Gas Sukuk, Ltd., 10.29%, 10/31/17, Callable 10/13/17 @ 105(a)(e)	866,893
1,168,330	Dana Gas Sukuk, Ltd., 7.62%, 10/31/17(a)(e)	1,255,955

		2,122,848

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(a)(e)(f)	434,000
200,000	Odebrecht Finance, Ltd., 5.10%, 6/26/22(a)(e)	199,500

		633,500

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 5.04%, 1/13/17(a)(e)	420,227

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.29%, 12/1/18, Callable 5/12/14 @ 109(a)(e)	216,250
200,000	Unitymedia Hessen, 5.17%, 1/15/23, Callable 1/15/18 @ 102.75(a)(e)	204,000

		420,250

Metals & Mining (0.1%):
229,000	FMG Resources August 2006, 5.68%, 4/1/17, Callable 4/1/15 @ 103(a)(e)	241,023

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$184,000	FMG Resources August 2006, 5.58%, 4/1/22, Callable 4/1/17 @ 103.44^(a)(e)	$198,260
126,000	FMG Resources Pty, Ltd., 5.80%, 11/1/19, Callable 11/1/15 @ 104.13^(a)(e)	138,600

		577,883

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 9.57%, 10/6/17, Callable 10/6/14 @ 105(a)(e)	146,400
130,000	Dana Gas Sukuk, Ltd., Registered Shares, 8.71%, 10/31/17, Callable 5/8/14 @ 105(a)(e)	131,300
234,000	Petrobras Global Finance BV, 2.18%, 5/20/16(a)	231,953
1,037,000	Petrobras Global Finance BV, 2.38%, 1/15/19(a)(f)	1,014,289
577,000	YPF SA, 9.57%, 12/19/18^(a)(e)	602,244

		2,126,186

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.64%, 2/14/22, MTN(a)(e)	206,758

Road & Rail (0.0%):
370,503	Inversiones Alsacia SA, 12.28%, 8/18/18, Callable 2/18/15 @ 104(a)(b)	283,435
162,000	Viterra, Inc., 4.94%, 8/1/20(a)(e)	178,064

		461,499

Sovereign Bonds (0.2%):
758,000	Federal Republic of Brazil, 3.61%, 1/22/21(a)	805,754
928,000	Republic of Turkey, 2.78%, 4/3/18(a)	1,022,656

		1,828,410

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA Esp, 5.34%, 9/27/22, Callable 9/27/17 @ 103(a)(e)	196,000
464,000	Intelsat Jackson Holdings SA, 6.10%, 4/1/21, Callable 4/1/15 @ 103.75(a)	509,240

		705,240

Total Yankee Dollars (Cost $13,931,264)		14,101,693

U.S. Treasury Obligations (16.4%):
U.S. Treasury Bills (11.4%)
6,700,000	0.08%, 4/17/14(a)(h)	6,699,920
1,500,000	0.05%, 5/8/14(a)(h)	1,499,954
11,400,000	0.07%, 5/15/14(a)(h)	11,399,692
6,000,000	0.05%, 5/29/14(a)(h)	5,999,832
3,200,000	0.05%, 6/5/14(a)(h)	3,199,885

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$7,500,000	0.07%, 6/19/14(a)(h)	$7,499,633
3,000,000	0.08%, 6/26/14(a)(h)	2,999,748
4,000,000	0.04%, 7/3/14(a)(h)	3,999,612
16,675,000	0.06%, 7/10/14(a)(h)	16,673,149
10,300,000	0.05%, 7/17/14(a)(h)	10,298,702
1,000,000	0.06%, 7/24/14(a)(h)	999,865
750,000	0.05%, 7/31/14(a)(h)	749,893
4,300,000	0.05%, 8/7/14(a)(h)	4,299,235
7,000,000	0.07%, 8/21/14(a)(h)	6,998,411

		83,317,531

U.S. Treasury Notes (5.0%)
1,940,000	0.25%, 1/15/15(j)	1,942,122
3,485,000	0.24%, 3/31/15(a)	3,488,813
4,801,000	0.46%, 3/31/16(a)	4,973,913
2,846,500	0.86%, 9/30/17(a)	2,793,572
1,953,100	1.53%, 7/31/18(a)	1,941,502
1,549,400	1.23%, 9/30/18(a)	1,535,480
8,522,500	1.53%, 10/31/18(a)	8,386,668
3,535,700	1.60%, 11/30/18(a)	3,473,825
879,700	1.97%, 11/15/21(a)	853,583
1,056,100	2.08%, 5/15/22(a)	996,530
5,175,200	2.63%, 2/15/24(a)	5,186,523

		35,572,531

Total U.S. Treasury Obligations (Cost $119,147,682)		118,890,062

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $1,032,534)		662,301

Purchased Options (0.5%):
Total Purchased Options (Cost $5,243,551)		5,146,819

Exchange Traded Funds (1.1%):
42,382	Market Vectors Gold Miners, ETF(a)	1,000,215
4,217	ETFS Platinum Trust(j)	582,452
4,996	ETFS Physical Palladium Shares(j)	377,448
92,245	iShares Gold Trust(j)	1,147,528
38,959	SPDR Gold Trust(j)	4,815,722

Total Exchange Traded Funds (Cost $9,215,442)		7,923,365

Securities Held as Collateral for Securities on Loan (2.3%):
$16,305,010	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)(k)	16,305,010

Total Securities Held as Collateral for Securities on Loan (Cost $16,305,010)		16,305,010

Unaffiliated Investment Company (0.1%):
448,821	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)(h)	448,821

Total Unaffiliated Investment Company (Cost $448,821)		448,821

Total Investment Securities (Cost $655,306,275)(l) - 97.7%		710,146,837
Net other assets (liabilities) - 2.3%		14,348,165

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Net Assets - 100.0%	$724,495,002

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
NYS	-	New York Shares
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $13,025,350.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 1.18% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.61% of the net assets of the fund.
(d)	Security issued in connection with a pending litigation settlement.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	The rate represents the effective yield at March 31, 2014.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(l)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “-“ are either $0 or round to less

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Argentina	0.1%
Australia	1.7%
Austria	—	%NM
Belgium	0.1%
Bermuda	0.1%
Brazil	2.3%
British Virgin Islands	—	%NM
Canada	2.2%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	—	%NM
Denmark	0.1%
European Community	0.1%
Finland	—	%NM
France	4.2%
Germany	2.8%
Guernsey	0.1%
Hong Kong	0.9%
India	0.1%
Indonesia	—	%NM
Ireland (Republic of)	0.6%
Israel	—	%NM
Italy	0.5%
Japan	8.5%
Jersey	0.5%
Kazakhstan	0.1%
Korea, Republic Of	0.3%
Luxembourg	0.3%
Malaysia	0.4%
Mexico	2.1%
Netherlands	2.5%
Norway	0.2%
Poland	0.2%
Portugal	0.1%
Republic of Korea (South)	0.6%
Russian Federation	0.1%
Singapore	0.8%
South Africa	0.1	%NM
Spain	0.1%
Sweden	0.6%
Switzerland	2.5%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	5.9%
United States	56.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Securities Sold Short (-0.1%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
United States Steel Corp.	$(97,947)	$(93,653)	$4,294
Occidental Petroleum Corp.	(818,412)	(827,022)	(8,610)

	$(916,359)	$(920,675)	$(4,316)

Futures Contracts

Cash of $36,074,549 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini June Futures (U.S. Dollar) (a)	Short	6/23/14	(187)	$(9,220,035)	$(472,685)
FTSE 100 Index June Futures (British Pounds) (a)	Short	6/23/14	(6)	(654,437)	(340)
DJ EURO STOXX 50 June Futures (Euro) (a)	Short	6/23/14	(166)	(7,088,642)	(284,796)
S&P 500 Index E-Mini June Futures (U.S.Dollar) (a)	Short	6/23/14	(256)	(23,866,880)	(200,935)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Long	6/23/14	231	21,536,130	286,332
ASX SPI 200 Index June Futures (Australian Dollar) (a)	Long	6/20/14	2	250,019	1,329
10-Year U.S. Treasury Note June Futures	Long	6/20/14	116	14,326,000	(87,100)
Hang Seng China Enterprises Index April Futures (Hong Kong Dollar) (a)	Long	4/30/14	3	194,958	3,964
German Stock Index June Futures (Euro) (a)	Long	6/23/14	4	1,320,545	39,008
NIKKEI 225 Index June Futures (Japanses Yen) (a)	Long	6/13/14	36	2,584,012	99,354
Tokyo Price Index June Futures (Japanses Yen) (a)	Long	6/13/14	3	349,709	(1,622)
S&P/Toronto Stock Exchange 60 Index June Futures (Canadian Dollar) (a)	Long	6/20/14	1	148,014	229

Total					$(616,063)

Options Contracts (a)

Over-the-counter options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	1/16/15	31,614	$240,120
Anadarko Petroleum Corp.	Citibank	Call	USD	85.00	7/18/14	2,829	13,691
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	USD	85.00	7/19/14	19,628	95,428
APC U.S.	Deutsche Bank	Call	USD	85.00	7/18/14	33,805	163,606
Bank of America Corp.	Citibank	Call	USD	17.00	1/17/15	157,232	256,331
Cimarex Energy Co.	Goldman Sachs	Call	USD	120.00	9/19/14	8,626	63,952
Cimarex Energy Co.	Citibank	Call	USD	120.00	6/20/14	13,800	102,311
Citigroup, Inc.	Bank of America	Call	USD	60.00	1/16/15	44,025	29,152
Coach, Inc.	Bank of America	Call	USD	60.00	2/20/15	13,282	17,571
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	1/16/15	130,514	29,786
Diamondback Energy, Inc.	Goldman Sachs	Call	USD	70.00	6/20/14	10,900	50,744
Equities Corp.	Citibank	Call	USD	100.00	9/19/14	13,400	76,378
Euro Stoxx50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	321,977
Humana, Inc.	Deutsche Bank	Call	USD	115.00	1/16/15	3,310	34,243
Humana, Inc.	Goldman Sachs	Call	USD	130.00	1/16/15	13,049	66,598
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	2/20/15	66,400	150,610
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	65.00	1/16/15	57,421	124,520
JPMorgan Chase & Co.	Bank of America	Call	USD	65.00	1/17/15	78,616	170,482

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Marathon Oil Corp.	Goldman Sachs	Call	USD	32.00	7/18/14	20,582	78,879
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	1/16/15	130,514	587,953
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	1/16/15	59,096	338,081
Oracle Corp.	Deutsche Bank	Call	USD	42.00	1/16/15	65,257	119,068
Prudential Financial, Inc.	Citibank	Call	USD	87.50	1/16/15	45,138	249,035
QEP Resources, Inc.	Goldman Sachs	Call	USD	35.00	4/17/14	32,700	434
Siemens AG	Deutsche Bank	Call	USD	150.00	1/16/15	18,114	78,420
SPDR Gold Shares(b)	JPMorgan Chase	Call	USD	133.44	3/23/15	9,230	42,080
SPDR Gold Trust(b)	JPMorgan Chase	Call	USD	130.56	1/02/15	10,383	45,971
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	106,089
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	9/16/16	4,376	118,089
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	3/18/17	4,134	113,121
Takeda Pharmaceutical Co., Ltd.	Goldman Sachs	Call	JPY	4906.34	10/9/14	7,148	15,720
Takeda Pharmaceutical Co., Ltd.	JPMorgan Chase	Call	JPY	5108.80	1/29/15	8,000	17,375
Topix Index	Citibank	Call	JPY	1178.21	12/12/14	173,166	154,219
Topix Index	Citibank	Call	JPY	1246.74	9/12/14	148,791	69,194
Topix Index	UBS Warburg	Call	JPY	1244.54	4/11/14	197,290	8,335
Topix Index	Goldman Sachs	Call	JPY	1291.10	7/11/14	230,041	47,085
Topix Index	JPMorgan Chase	Call	JPY	1219.54	5/9/14	171,251	42,209
TPX JPMorgan	Bank of America	Call	JPY	1257.27	6/13/14	146,054	33,733
MSCI Emerging Markets Index	JPMorgan Chase	Put	USD	909.15	6/20/14	2,374	24,870
MSCI Emerging Markets Index	Bank of America	Put	USD	928.12	6/20/14	1,745	23,738
Nikkei 225 Index	JPMorgan Chase	Put	JPY	14330.81	6/13/14	9,644	37,567
Nikkei 225 Index	BNP Paribas	Put	JPY	14636.48	6/13/14	13,144	66,664
Occidental Petroleum Corp.	Goldman Sachs	Put	USD	95.00	4/17/14	13,491	15,571
Russell 2000 Index	Bank of America	Put	USD	1130.77	5/16/14	3,131	51,663
Russell 2000 Index	JPMorgan Chase	Put	USD	1126.10	6/20/14	3,137	80,334
S&P 500 Index	Bank of America	Put	USD	1809.41	5/16/14	1,869	28,295
S&P 500 Index	Credit Suisse First Boston	Put	USD	1820.54	4/17/14	2,954	15,645
S&P 500 Index	BNP Paribas	Put	USD	1820.00	6/20/14	1,515	44,450
S&P 500 Index	Credit Suisse First Boston	Put	USD	835.00	5/16/14	2,039	43,638
S&P 500 Index	BNP Paribas	Put	USD	1790.00	4/17/14	1,915	5,122
SPX U.S. Index	JPMorgan Chase	Put	USD	1798.35	4/17/14	2,741	8,797
Topix Index	JPMorgan Chase	Put	JPY	1086.72	5/9/14	171,251	6,699

Total							$4,725,643

Over-the-counter options written as of March 31, 2014 were as follows:

		Put/			Expiration
Description	Counterparty	Call	Strike Price		Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	1/16/15	31,614	$(48,806)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

eBay, Inc.	Goldman Sachs	Call	USD	60.00	5/16/14	24,267	(14,621)
Lululemon Athletica, Inc.	Citibank	Call	USD	60.00	1/16/15	2,355	(9,420)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	1/16/15	59,096	(97,470)
MSCI Emerging Markets Index	Bank of America	Call	USD	1013.35	6/20/14	1,745	(27,913)
MSCI Emerging Markets Index	JPMorgan Chase	Call	USD	990.32	6/20/14	2,374	(63,936)
Nikkei 225 Index	JPMorgan Chase	Call	JPY	15555.05	6/13/14	9,644	(30,035)
Nikkei 225 Index	BNP Paribas	Call	JPY	15739.73	6/13/14	13,144	(34,210)
Prudential Financial, Inc.	Citibank	Call	USD	97.50	1/16/15	45,138	(108,279)
Russell 2000 Index	Bank of America	Call	USD	1205.77	5/16/14	3,131	(44,450)
Russell 2000 Index	JPMorgan Chase	Call	USD	1206.53	6/20/14	3,137	(92,785)
S&P 500 Index	Bank of America	Call	USD	1920.19	5/16/14	1,869	(18,295)
S&P 500 Index	Credit Suisse First Boston	Call	USD	947.00	5/16/14	2,039	(6,117)
S&P 500 Index	BNP Paribas	Call	USD	1900.00	4/17/14	1,915	(13,019)
S&P 500 Index	BNP Paribas	Call	USD	1896.02	6/20/14	1,515	(42,206)
S&P 500 Index	Credit Suisse First Boston	Call	USD	1932.00	4/17/14	2,954	(4,421)
SPDR Gold Shares(b)	JPMorgan Chase	Call	USD	158.85	3/23/15	9,230	(9,919)
SPDR Gold Trust(b)	JPMorgan Chase	Call	USD	149.21	1/02/15	10,383	(12,944)
Tokyo Stock Price Index	Citibank	Call	JPY	1318.19	12/12/14	173,166	(65,918)
Topix Index	UBS Warburg	Call	JPY	1366.56	4/11/14	197,290	(11)
Topix Index	JPMorgan Chase	Call	JPY	1285.95	5/9/14	171,251	(12,525)
Cimarex Energy Co.	Citibank	Put	USD	115.00	4/17/14	6,781	(12,816)
Cimarex Energy Co.	Goldman Sachs	Put	USD	105.00	9/19/14	6,700	(38,307)
Cimarex Energy Co.	Citibank	Put	USD	105.00	9/19/14	6,900	(39,451)
Coach, Inc.	Bank of America	Put	USD	42.50	2/20/15	13,282	(29,672)
Consol Energy, Inc.	Credit Suisse First Boston	Put	USD	38.00	7/18/14	13,515	(24,414)
Dresser-Rand Group, Inc.	Deutsche Bank	Put	USD	55.00	9/19/14	7,277	(18,561)
Equities Corp.	Citibank	Put	USD	85.00	9/19/14	13,400	(32,909)
Humana, Inc.	Deutsche Bank	Put	USD	90.00	1/16/15	3,310	(11,048)
Marathon Oil Corp.	Goldman Sachs	Put	USD	30.00	7/18/14	33,467	(7,805)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	80.00	7/18/14	13,400	(43,675)
MPC U.S. OTC	Deutsche Bank	Put	USD	77.50	7/18/14	13,300	(33,290)
MSCI Emerging Markets Index	JPMorgan Chase	Put	USD	834.93	6/20/14	2,374	(9,130)
MSCI Emerging Markets Index	Bank of America	Put	USD	852.35	6/20/14	1,745	(8,497)
Nikkei 225 Index	BNP Paribas	Put	JPY	13606.78	6/13/14	13,144	(25,878)
Nikkei 225 Index	JPMorgan Chase	Put	JPY	13322.61	6/13/14	9,644	(14,271)
Occidental Petroleum	Deutsche Bank	Put	USD	95.00	4/17/14	13,491	(15,571)
Oceaneering International, Inc.	Citibank	Put	USD	60.00	10/17/14	6,801	(33,665)
Phillips 66	Bank of America	Put	USD	70.00	8/15/14	13,400	(33,449)
QEP Resources, Inc.	Goldman Sachs	Put	USD	25.00	4/17/14	32,700	(1,214)
Rowan Companies plc	Goldman Sachs	Put	USD	32.00	7/18/14	33,300	(39,632)
Russell 2000 Index	JPMorgan Chase	Put	USD	1034.17	6/20/14	3,137	(29,184)
Russell 2000 Index	Bank of America	Put	USD	1038.46	5/16/14	3,131	(12,611)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

S&P 500 Index	JPMorgan Chase	Put	USD	1624.53	4/17/14	2,741	(187)
S&P 500 Index	Bank of America	Put	USD	1661.71	5/16/14	1,869	(5,390)
S&P 500 Index	Credit Suisse First Boston	Put	USD	685.00	5/16/14	2,039	(7,748)
S&P 500 Index	BNP Paribas	Put	USD	1680.00	6/20/14	1,515	(14,179)
S&P 500 Index	BNP Paribas	Put	USD	1690.00	4/17/14	1,915	(569)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1709.07	4/17/14	2,954	(1,346)
SM Energy	Citibank	Put	USD	65.00	5/16/14	10,177	(12,395)
Topix Index	JPMorgan Chase	Put	JPY	1147.09	5/9/14	171,251	(22,439)
Topix Index	Citibank	Put	JPY	1047.55	12/12/14	173,166	(52,237)

Total							$(1,388,840)

Exchange-traded options purchased as of March 31, 2014 were as follows:

	Put/			Expiration
Description	Call	Strike Price		Date	Contracts	Fair Value
Bank of America Corp.	Call	USD	17.00	1/17/15	200	$31,500
Canadian Natural Resources, Ltd.	Call	USD	34.00	9/20/14	204	98,940
Citigroup, Inc.	Call	USD	60.00	1/17/15	70	4,200
Coca-Cola Co.	Call	USD	45.00	1/17/15	143	3,146
Humana, Inc.	Call	USD	130.00	1/17/15	15	7,650
Merck & Co., Inc.	Call	USD	55.00	1/17/15	110	49,500
MetLife, Inc.	Call	USD	50.00	1/17/15	52	29,510
Oracle Corp.	Call	USD	42.00	1/17/15	64	16,864
PetSmart, Inc.	Call	USD	68.00	4/19/14	17	3,570
Prudential Financial, Inc.	Call	USD	83.00	1/17/15	34	26,860
SPDR Gold Shares(b)	Call	USD	130.00	12/20/14	302	136,656
Dish Network Corp.	Put	USD	60.00	6/21/14	27	8,505
Time Warner Cable, Inc.	Put	USD	135.00	7/19/14	9	4,275

Total						$421,176

Exchange-traded options written as of March 31, 2014 were as follows:

	Put/			Expiration
Description	Call	Strike Price		Date	Contracts	Fair Value
Canadian Natural Resources, Ltd.	Call	USD	39.00	9/20/14	180	$(33,300)
Dish Network Corp.	Call	USD	68.00	6/21/14	27	(6,345)
Gilead Sciences, Inc.	Call	USD	85.00	5/17/14	22	(682)
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	64	(22,400)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	96	(74,400)
National Oilwell Varco	Call	USD	75.00	8/16/14	137	(73,980)
Time Warner Cable, Inc.	Call	USD	150.00	7/19/14	9	(1,215)
Twitter, Inc.	Call	USD	68.00	6/21/14	116	(4,060)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

XL Group plc	Call	USD	32.00	4/19/14	35	(543)
Biogen Idec, Inc.	Put	USD	280.00	7/19/14	20	(29,600)
Consol Energy, Inc.	Put	USD	36.00	7/19/14	200	(21,900)
EOG Resources, Inc.	Put	USD	155.00	7/19/14	33	(3,383)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	47	(658)
Gilead Sciences, Inc.	Put	USD	65.00	8/16/14	49	(15,925)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	90	(450)
PetSmart, Inc.	Put	USD	60.00	4/19/14	17	(170)
Phillips 66	Put	USD	73.00	5/17/14	133	(14,963)
SPDR Gold Trust(b)	Put	USD	116	12/20/14	92	(36,800)
SPDR Gold Trust(b)	Put	USD	114	12/31/14	103	(36,308)

Total						$(377,082)

Over-the-counter interest rate swaptions purchased as of March 31, 2014 were as follows:

		Put/	Exercise		Expiration	Notional	Market
Description	Counterparty	Call	Rate		Date	Amount	Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	9/15/14	325,762	$188,511
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	6/16/14	102,418	92,784
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	440,599	288,773
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.65	6/4/14	49,313	9,677
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	1/25/16	2,734,832	20,685
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	1/25/16	6,780,000	44,700
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	4/4/18	2,034,099	17,171

Total							$662,301

Over-the-counter interest rate swaptions written as of March 31, 2014 were as follows:

		Put/	Exercise		Expiration	Notional	Market
Description	Counterparty	Call	Rate		Date	Amount	Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	6/16/14	(30,441)	$(490,905)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	USD	3.50	11/28/14	(189,322)	(184,607)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	USD	1.65	6/4/14	(46,025)	(157,209)

Total							$(832,721)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Forward Currency Contracts(a)

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

			Contract
			Amount			Net Unrealized
		Delivery	(Local	Contract		Appreciation/
Type of Contract	Counterparty	Date	Currency)	Value	Value	(Depreciation)
Short Contracts:
Chinese Renminbi	Deutsche Bank	1/30/15	10,246,207	$1,672,000	$1,642,076	$29,924
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	655,016	12,984
European Euro	BNP Paribas	4/3/14	1,536,516	2,100,955	2,116,544	(15,589)
European Euro	JPMorgan Chase	4/3/14	473,000	643,396	651,556	(8,160)
European Euro	Credit Suisse First Boston	4/4/14	1,213,000	1,648,467	1,670,899	(22,432)
European Euro	Deutsche Bank	4/4/14	1,213,000	1,647,861	1,670,899	(23,038)
European Euro	BNP Paribas	4/10/14	1,261,700	1,735,307	1,737,959	(2,652)
European Euro	UBS Warburg	4/10/14	1,261,700	1,735,294	1,737,959	(2,665)
European Euro	Barclays Bank	4/11/14	2,165,500	2,988,650	2,982,911	5,739
European Euro	Credit Suisse First Boston	4/11/14	1,206,000	1,677,546	1,661,229	16,317
European Euro	Morgan Stanley	4/11/14	1,174,500	1,629,090	1,617,839	11,251
European Euro	Deutsche Bank	4/24/14	1,707,800	2,345,663	2,352,374	(6,711)
European Euro	Goldman Sachs	4/24/14	1,229,000	1,701,452	1,692,861	8,591
European Euro	JPMorgan Chase	4/25/14	1,237,000	1,718,861	1,703,876	14,985
European Euro	Credit Suisse First Boston	5/2/14	1,216,000	1,688,307	1,674,927	13,380
European Euro	JPMorgan Chase	5/2/14	1,229,000	1,708,457	1,692,833	15,624
European Euro	Credit Suisse First Boston	5/8/14	752,400	1,037,025	1,036,352	673
European Euro	Deutsche Bank	5/8/14	499,100	688,109	687,458	651
European Euro	UBS Warburg	5/8/14	1,243,200	1,712,850	1,712,378	472
European Euro	Goldman Sachs	5/9/14	1,189,000	1,638,751	1,637,721	1,030
European Euro	JPMorgan Chase	5/9/14	1,321,600	1,821,112	1,820,363	749
Japanese Yen	Bank of America	4/3/14	132,480,125	1,292,489	1,283,744	8,745
Japanese Yen	Goldman Sachs	4/3/14	139,235,470	1,357,124	1,349,204	7,920
Japanese Yen	BNP Paribas	4/7/14	280,000,000	2,701,896	2,713,286	(11,390)
Japanese Yen	BNP Paribas	4/10/14	174,943,050	1,709,674	1,695,280	14,394
Japanese Yen	Credit Suisse First Boston	4/11/14	130,308,950	1,270,563	1,262,762	7,801
Japanese Yen	Goldman Sachs	4/11/14	142,206,560	1,386,840	1,378,056	8,784
Japanese Yen	BNP Paribas	4/17/14	144,875,127	1,418,037	1,403,964	14,073
Japanese Yen	Credit Suisse First Boston	4/17/14	73,626,625	721,123	713,505	7,618
Japanese Yen	UBS Warburg	4/17/14	221,383,188	2,166,600	2,145,392	21,208
Japanese Yen	Bank of America	5/8/14	147,866,360	1,445,278	1,433,119	12,159
Japanese Yen	Morgan Stanley	5/9/14	291,669,055	2,850,111	2,826,869	23,242
Japanese Yen	Deutsche Bank	5/12/14	210,000,000	2,062,336	2,035,362	26,974
Mexican Peso	Credit Suisse First Boston	4/3/14	9,920,000	764,276	759,723	4,553
Mexican Peso	Credit Suisse First Boston	4/30/14	5,064,500	389,337	387,064	2,273
Mexican Peso	Morgan Stanley	4/30/14	9,040,530	689,564	690,940	(1,376)
Mexican Peso	Goldman Sachs	5/8/14	3,650,200	272,062	278,797	(6,735)
Mexican Peso	Morgan Stanley	5/15/14	5,627,970	430,358	429,618	740
Mexican Peso	Goldman Sachs	5/29/14	14,382,000	1,069,413	1,096,652	(27,239)
Mexican Peso	Goldman Sachs	5/29/14	3,506,000	260,873	267,338	(6,465)
Mexican Peso	UBS Warburg	5/29/14	3,320,470	253,193	253,192	1
Mexican Peso	Deutsche Bank	6/26/14	14,579,000	1,097,833	1,109,333	(11,500)
Mexican Peso	UBS Warburg	6/26/14	6,772,000	503,682	515,289	(11,607)
Mexican Peso	Barclays Bank	7/10/14	10,087,000	747,933	766,699	(18,766)
Mexican Peso	Credit Suisse First Boston	7/24/14	6,957,910	523,360	528,282	(4,922)
Mexican Peso	Deutsche Bank	8/7/14	10,710,450	793,696	812,303	(18,607)
Mexican Peso	UBS Warburg	9/4/14	10,867,520	814,199	822,407	(8,208)

				$63,199,003	$63,114,210	$84,793

Long Contracts:
European Euro	Brown Brothers Harriman	4/14/14	992,500	$1,375,570	$1,367,130	$(8,440)
Japanese Yen	BNP Paribas	4/10/14	174,943,050	1,698,260	1,695,280	(2,980)
Japanese Yen	Goldman Sachs	4/25/14	1,365,369	13,444	13,232	(212)
South African Rand	Brown Brothers Harriman	4/4/14	87,450	8,285	8,309	24
Swiss Franc	HSBC Bank	4/25/14	1,476,753	1,694,000	1,671,244	(22,756)
Swiss Franc	HSBC Bank	5/2/14	1,473,514	1,688,000	1,667,673	(20,327)

				$6,477,559	$6,422,868	$(54,691)

At March 31, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Barclays Bank	1,173,300 EUR	167,611,419 JPY	$1,631,635	$1,623,398	$(8,237)
Japanese Yen/European Euro	Barclays Bank	166,246,050 JPY	1,173,300 EUR	1,636,663	1,631,668	(4,995)

				$3,268,298	$3,255,066	$(13,232)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)(c)

At March 31, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
		Expiration	March 31,	Notional	Fixed		Paid/	Appreciation/
Underlying Instrument	Counterparty	Date	2014(d)	Amount(e)	Rate	Value	(Received)	(Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	3.37%	$1,282,200	5.00%	$(95,388)	$(94,393)	$(995)

						$(95,388)	$(94,393)	$(995)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)(c)

At March 31, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
		Expiration	March 31,	Notional	Fixed		Paid/	Appreciation/
Underlying Instrument	Counterparty	Date	2014(d)	Amount(e)	Rate	Value	(Received)	(Depreciation)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.69%	$(1,131,000)	1.00%	$17,336	$16,890	$446

						$17,336	$16,890	$446

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements(a)

At March 31, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	USD	$910	$910
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	USD	(637)	(637)
Pay	3-Month U.S. Dollar LIBOR BBA	1.50%	9/27/16	Deutsche Bank	1,700,000	USD	2,462	2,462
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	USD	(5,904)	(5,904)
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	540,052	USD	(1,831)	(1,831)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	USD	(3,773)	(3,773)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	USD	(21,461)	(21,461)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	USD	(4,764)	(4,764)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	USD	1,561	1,561

							$(33,437)	$(33,437)

Centrally Cleared Interest Rate Swap Agreements(a)

At March 31, 2014, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.78%	9/27/16	Deutsche Bank	940,000	USD	$10	$3,815	$3,805
Pay	3-Month U.S. Dollar LIBOR BBA	1.26%	9/28/16	JPMorgan Chase	550,000	USD	—	(615)	(615)
Pay	3-Month U.S. Dollar LIBOR BBA	1.43%	9/28/16	JPMorgan Chase	450,000	USD	6	253	248
Pay	3-Month U.S. Dollar LIBOR BBA	1.36%	9/28/16	JPMorgan Chase	700,000	USD	9	(84)	(92)
Pay	3-Month U.S. Dollar LIBOR BBA	1.05%	9/17/18	JPMorgan Chase	600,000	USD	8	(1,917)	(1,924)

								$1,452	$1,422

Total Return Swaps at March 31, 2014(a)

Counterparty	Underlying Instrument	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Citibank	KOSPI 200 Index June Futures	6/12/14	2,680,236,300	KRW	$30,984
BNP Paribas	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/16	26,350,000	JPY	291
BNP Paribas	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/16	26,800,000	JPY	(4,070)
BNP Paribas	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/17	27,850,000	JPY	7,752
BNP Paribas	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/17	25,515,000	JPY	2,616
Citibank	PT Siloam International Hospitals Tbk	3/15/15	206,614	USD	(3,789)

					$33,784

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.8%):
15,529,377	AZL Franklin Templeton Founding Strategy Plus Fund	$220,206,561

Total Affiliated Investment Company (Cost $199,872,165)		220,206,561

Unaffiliated Investment Company (0.9%):
2,061,679	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,061,679

Total Unaffiliated Investment Company (Cost $2,061,679)		2,061,679

Total Investment Securities (Cost $201,933,844)(b) - 95.7%		222,268,240
Net other assets (liabilities) - 4.3%		10,008,166

Net Assets - 100.0%		$232,276,406

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $11,585,793 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	37	$4,569,500	$(26,591)
S&P 500 Index E-Mini June Futures	Long	6/20/14	74	6,899,020	90,407

Total					$63,816

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
1,718,254	AZL BlackRock Capital Appreciation Fund	$31,890,785
1,340,354	AZL Dreyfus Research Growth Fund	20,024,891
1,093,405	AZL Federated Clover Small Value Fund	26,908,696
2,135,809	AZL Gateway Fund	24,988,967
2,388,332	AZL International Index Fund	39,789,614
2,104,464	AZL Invesco Growth and Income Fund	33,418,890
2,132,565	AZL Invesco International Equity Fund	39,985,586
2,822,719	AZL JPMorgan International Opportunities Fund	52,022,716
3,568,670	AZL JPMorgan U.S. Equity Fund	52,780,633
1,252,353	AZL MFS Investors Trust Fund	27,038,296
1,156,204	AZL MFS Mid Cap Value Fund	14,279,124
3,303,515	AZL MFS Value Fund	40,071,640
613,910	AZL Mid Cap Index Fund	14,169,031
1,769,990	AZL Morgan Stanley Global Real Estate Fund	17,965,396
711,859	AZL Morgan Stanley Mid Cap Growth Fund	13,197,865
2,060,878	AZL NFJ International Value Fund	26,523,494
2,043,497	AZL Oppenheimer Discovery Fund	31,469,859
11,051,839	AZL Pyramis Core Bond Fund	110,518,385
1,982,418	AZL Russell 1000 Growth Index Fund	33,106,389
3,502,703	AZL Russell 1000 Value Index Fund	52,960,873
1,566,146	AZL Schroder Emerging Markets Equity Fund, Class 2	11,855,723
1,527,424	NFJ Dividend Value Portfolio	20,681,324
3,726,085	PIMCO PVIT Global Advantage Strategy Bond Portfolio	37,000,023
4,675,713	PIMCO PVIT High Yield Portfolio	38,247,332
5,817,003	PIMCO PVIT Low Duration Portfolio	61,892,914
4,815,110	PIMCO PVIT Real Return Portfolio	61,970,465
21,552,386	PIMCO PVIT Total Return Portfolio	238,584,915

4,755,467	PIMCO PVIT Unconstrained Bond Portfolio	49,123,970

Total Affiliated Investment Companies (Cost $997,530,932)		1,222,467,796

Total Investment Securities (Cost $997,530,932)(a) - 95.0%		1,222,467,796
Net other assets (liabilities) - 5.0%		63,872,365

Net Assets - 100.0%		$1,286,340,161

Percentages indicated are based on net assets as of March 31, 2014.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $64,122,651 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	259	$31,986,500	$(196,581)
S&P 500 Index E-Mini June Futures	Long	6/20/14	343	31,977,890	425,010

Total					$228,429

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
276,056	AZL BlackRock Capital Appreciation Fund	$5,123,607
171,845	AZL Dreyfus Research Growth Fund	2,567,369
159,986	AZL Federated Clover Small Value Fund	3,937,247
338,955	AZL Gateway Fund	3,965,774
323,152	AZL International Index Fund	5,383,718
417,021	AZL Invesco Growth and Income Fund	6,622,289
288,218	AZL Invesco International Equity Fund	5,404,090
292,877	AZL JPMorgan International Opportunities Fund	5,397,722
535,540	AZL JPMorgan U.S. Equity Fund	7,920,635
122,359	AZL MFS Investors Trust Fund	2,641,730
215,768	AZL MFS Mid Cap Value Fund	2,664,730
660,976	AZL MFS Value Fund	8,017,634
113,868	AZL Mid Cap Index Fund	2,628,073
264,679	AZL Morgan Stanley Global Real Estate Fund	2,686,489
135,912	AZL Morgan Stanley Mid Cap Growth Fund	2,519,815
334,154	AZL Oppenheimer Discovery Fund	5,145,966
2,996,693	AZL Pyramis Core Bond Fund	29,966,927
175,732	AZL Russell 1000 Growth Index Fund	2,934,722
550,508	AZL Russell 1000 Value Index Fund	8,323,685
297,063	NFJ Dividend Value Portfolio	4,022,234
800,606	PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,950,014
1,289,017	PIMCO PVIT High Yield Portfolio	10,544,161
1,976,009	PIMCO PVIT Low Duration Portfolio	21,024,735
1,433,928	PIMCO PVIT Real Return Portfolio	18,454,651
5,551,493	PIMCO PVIT Total Return Portfolio	61,455,024
1,272,840	PIMCO PVIT Unconstrained Bond Portfolio	13,148,436

Total Affiliated Investment Companies (Cost $226,359,737)		250,451,477

Unaffiliated Investment Company (0.0%):
8,398	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	8,398

Total Unaffiliated Investment Company (Cost $8,398)		8,398

Total Investment Securities (Cost $226,368,135)(b) - 95.0%		250,459,875
Net other assets (liabilities) - 5.0%		13,244,416

Net Assets - 100.0%		$263,704,291

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $13,142,940 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	69	$8,521,500	$(51,784)
S&P 500 Index E-Mini June Futures	Long	6/20/14	49	4,568,270	60,672

Total					$8,888

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,909,841	AZL BlackRock Capital Appreciation Fund	$35,446,644
1,816,080	AZL Dreyfus Research Growth Fund	27,132,230
942,064	AZL Federated Clover Small Value Fund	23,184,186
2,329,264	AZL Gateway Fund	27,252,387
3,326,668	AZL International Index Fund	55,422,289
2,046,715	AZL Invesco Growth and Income Fund	32,501,840
3,447,419	AZL Invesco International Equity Fund	64,639,103
3,990,418	AZL JPMorgan International Opportunities Fund	73,543,398
3,737,430	AZL JPMorgan U.S. Equity Fund	55,276,596
1,293,093	AZL MFS Investors Trust Fund	27,917,873
1,531,367	AZL MFS Mid Cap Value Fund	18,912,382
3,070,028	AZL MFS Value Fund	37,239,446
412,970	AZL Mid Cap Index Fund	9,531,357
2,736,338	AZL Morgan Stanley Global Real Estate Fund	27,773,829
940,525	AZL Morgan Stanley Mid Cap Growth Fund	17,437,334
2,889,706	AZL NFJ International Value Fund	37,190,513
1,712,797	AZL Oppenheimer Discovery Fund	26,377,079
3,176,263	AZL Pyramis Core Bond Fund	31,762,626
1,379,724	AZL Russell 1000 Growth Index Fund	23,041,396
2,765,154	AZL Russell 1000 Value Index Fund	41,809,132
1,807,819	AZL Schroder Emerging Markets Equity Fund, Class 2	13,685,191
1,731,735	NFJ Dividend Value Portfolio	23,447,694
2,742,062	PIMCO PVIT Global Advantage Strategy Bond Portfolio	27,228,675
1,111,818	PIMCO PVIT High Yield Portfolio	9,094,668
2,095,249	PIMCO PVIT Real Return Portfolio	26,965,850
5,337,802	PIMCO PVIT Total Return Portfolio	59,089,469
1,715,518	PIMCO PVIT Unconstrained Bond Portfolio	17,721,297

Total Affiliated Investment Companies (Cost $630,880,410)		870,624,484

Total Investment Securities (Cost $630,880,410)(a) - 95.1%		870,624,484
Net other assets (liabilities) - 4.9%		44,855,906

Net Assets - 100.0%		$915,480,390

Percentages indicated are based on net assets as of March 31, 2014.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $45,605,454 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	73	$9,015,500	$(53,829)
S&P 500 Index E-Mini June Futures	Long	6/20/14	389	36,266,470	481,865

Total					$428,036

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
5,863,247	AZL BlackRock Capital Appreciation Fund	$108,821,871
3,796,415	AZL Dreyfus Research Growth Fund	56,718,443
2,900,782	AZL Federated Clover Small Value Fund	71,388,246
5,556,522	AZL Gateway Fund	65,011,304
8,358,110	AZL International Index Fund	139,246,111
5,381,404	AZL Invesco Growth and Income Fund	85,456,703
7,835,880	AZL Invesco International Equity Fund	146,922,743
8,894,968	AZL JPMorgan International Opportunities Fund	163,934,259
9,487,900	AZL JPMorgan U.S. Equity Fund	140,326,034
2,691,315	AZL MFS Investors Trust Fund	58,105,480
3,601,092	AZL MFS Mid Cap Value Fund	44,473,486
8,201,516	AZL MFS Value Fund	99,484,392
1,328,650	AZL Mid Cap Index Fund	30,665,240
5,145,855	AZL Morgan Stanley Global Real Estate Fund	52,230,429
2,277,682	AZL Morgan Stanley Mid Cap Growth Fund	42,228,226
6,823,778	AZL NFJ International Value Fund	87,822,021
4,438,236	AZL Oppenheimer Discovery Fund	68,348,829
19,316,943	AZL Pyramis Core Bond Fund	193,169,428
4,665,545	AZL Russell 1000 Growth Index Fund	77,914,609
6,576,534	AZL Russell 1000 Value Index Fund	99,437,195
3,210,939	AZL Schroder Emerging Markets Equity Fund, Class 2	24,306,805
4,286,511	NFJ Dividend Value Portfolio	58,039,355
7,951,322	PIMCO PVIT Global Advantage Strategy Bond Portfolio	78,956,632
6,415,936	PIMCO PVIT High Yield Portfolio	52,482,360
8,204,188	PIMCO PVIT Real Return Portfolio	105,587,901
34,784,161	PIMCO PVIT Total Return Portfolio	385,060,660
7,577,116	PIMCO PVIT Unconstrained Bond Portfolio	78,271,613

Total Affiliated Investment Companies (Cost $2,066,946,554)		2,614,410,375

Total Investment Securities (Cost $2,066,946,554)(a) - 95.0%		2,614,410,375
Net other assets (liabilities) - 5.0%		138,177,683

Net Assets - 100.0%		$2,752,588,058

Percentages indicated are based on net assets as of March 31, 2014.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $137,246,616 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	387	$47,794,500	$(291,644)
S&P 500 Index E-Mini June Futures	Long	6/20/14	954	88,941,420	1,182,063

Total					$890,419

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.6%):
18,839,098	AZL Enhanced Bond Index Fund	$204,404,217
10,061,170	AZL International Index Fund	167,619,093
4,141,859	AZL Mid Cap Index Fund	95,594,107
23,690,191	AZL S&P 500 Index Fund, Class 2	310,341,506
3,008,833	AZL Small Cap Stock Index Fund	47,569,645

Total Affiliated Investment Companies (Cost $725,662,794)		825,528,568

Unaffiliated Investment Company (0.2%):
1,338,426	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,338,426

Total Unaffiliated Investment Company (Cost $1,338,426)		1,338,426

Total Investment Securities (Cost $727,001,220)(b) - 94.8%		826,866,994
Net other assets (liabilities) - 5.2%		44,619,230

Net Assets - 100.0%		$871,486,224

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $43,311,041 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	87	$10,744,500	$(64,005)
S&P 500 Index E-Mini June Futures	Long	6/20/14	347	32,350,810	429,570

Total					$365,566

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.7%):
20,813,133	AZL Invesco Equity and Income Fund
		$334,675,173

Total Affiliated Investment Company (Cost $294,817,453)		334,675,173

Unaffiliated Investment Company (0.2%):
626,053	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	626,053

Total Unaffiliated Investment Company (Cost $626,053)		626,053

Total Investment Securities (Cost $295,443,506)(b) - 94.9%		335,301,226
Net other assets (liabilities) - 5.1%		17,832,449

Net Assets - 100.0%		$353,133,675

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $17,537,715 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	56	$6,916,000	$(41,649)
S&P 500 Index E-Mini June Futures	Long	6/20/14	112	10,441,760	138,759

Total					$97,110

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.2%):
3,487,139	AZL T. Rowe Price Capital Appreciation Fund
		$56,735,747

Total Affiliated Investment Company (Cost $55,770,147)		56,735,747

Unaffiliated Investment Company (1.4%):
840,100	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	840,100

Total Unaffiliated Investment Company (Cost $840,100)		840,100

Total Investment Securities (Cost $56,610,247)(b) - 95.6%		57,575,847
Net other assets (liabilities) - 4.4%		2,639,315

Net Assets - 100.0%		$60,215,162

Percentages indicated are based on net assets as of March 31, 2014.

(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $2,937,160 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	9	$1,111,500	$(5,255)
S&P 500 Index E-Mini June Futures	Long	6/20/14	18	1,678,140	17,778

Total					$12,523

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL Growth Index Strategy Fund

•	AZL MVP Balanced Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Consolidation of Subsidiaries

During the period ended March 31, 2014, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

As of March 31, 2014, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $686,937,675, representing 94.82% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

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rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2014 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended March 31, 2014, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

As of March 31, 2014, the Funds may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

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March 31, 2014 (Unaudited)

risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2014, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The Fund had the following transactions in written call and put options during the period ended March 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(1,522,990)	(3,070,537)
Options exercised	13,533	81,552
Options expired	67,323	198,327
Options closed	101,120	1,107,006

Options outstanding at March 31, 2014	(1,404,859)	$(2,727,464)

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets

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March 31, 2014 (Unaudited)

determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2014, the Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 31, 2014 the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2014, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/14	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$203,106,444	$6,125,044	$(2,964,766)	$(81,942)	$3,544,197	$209,728,977	$—
AZL International Index Fund	52,704,199	2,217,009	(1,534,438)	236,827	58,050	53,681,647	—
AZL Mid Cap Index Fund	31,706,819	230,532	(1,219,993)	296,827	604,792	31,618,977	—
AZL S&P 500 Index Fund, Class 2, Class 2	108,740,465	1,952,034	(2,773,020)	588,567	1,278,173	109,786,219	—
AZL Small Cap Stock Index Fund	17,122,526	194,232	(762,050)	232,036	(53,152)	16,733,592	—

	$413,380,453	$10,718,851	$(9,254,267)	$1,272,315	$5,432,060	$421,549,412	$—

AZL Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$331,199,907	$18,816,085	$(9,951,398)	$(339,981)	$6,037,490	$345,762,103	$—
AZL International Index Fund	258,583,865	9,390,304	(1,181,213)	141,113	1,382,010	268,316,079	—
AZL Mid Cap Index Fund	148,403,937	1,375,454	(401,881)	77,448	4,268,611	153,723,569	—
AZL S&P 500 Index Fund, Class 2	533,471,868	11,999,941	(3,970,934)	786,141	8,671,355	550,958,371	—
AZL Small Cap Stock Index Fund	74,370,084	2,262,934	(868,235)	209,259	638,149	76,612,191	—

	$1,346,029,661	$43,844,718	$(16,373,661)	$873,980	$20,997,615	$1,395,372,313	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$73,471,092	$4,196,843	$(371,624)	$(19,535)	$1,273,307	$78,550,083	$—
AZL International Index Fund	19,715,869	1,481,122	(175,664)	22,102	107,853	21,151,282	—
AZL Mid Cap Index Fund	11,679,444	548,938	(72,641)	13,588	343,312	12,512,641	—
AZL S&P 500 Index Fund, Class 2	36,694,050	2,273,625	(486,196)	91,713	595,228	39,168,420	—
AZL Small Cap Stock Index Fund	6,236,854	381,406	(48,057)	11,065	70,145	6,651,413	—

	$147,797,309	$8,881,934	$(1,154,182)	$118,933	$2,389,845	$158,033,839	$—

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$194,037,955	$32,266,955	$(10,945,967)	$475,727	$4,371,891	$220,206,561	$—

	$194,037,955	$32,266,955	$(10,945,967)	$475,727	$4,371,891	$220,206,561	$—

AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$33,933,292	$—	$(1,342,104)	$367,799	$(1,068,202)	$31,890,785	$—
AZL Dreyfus Research Growth Fund	20,729,755	—	(960,358)	234,326	21,168	20,024,891	—
AZL Federated Clover Small Cap Value Fund	27,211,930	—	(1,370,982)	301,331	766,417	26,908,696	—
AZL Gateway Fund	24,882,176	—	—	—	106,791	24,988,967	—
AZL International Index Fund	39,779,632	—	(181,947)	24,431	167,498	39,789,614	—
AZL Invesco Growth and Income Fund	33,611,240	—	(981,890)	225,314	564,226	33,418,890	—
AZL Invesco International Equity Fund	40,104,083	—	(396,116)	46,686	230,933	39,985,586	—
AZL JPMorgan International Opportunities Fund	52,813,077	—	—	—	(790,361)	52,022,716	—
AZL JPMorgan U.S. Equity Fund	53,175,292	—	(1,295,442)	327,369	573,414	52,780,633	—
AZL MFS Investors Trust Fund	27,274,954	—	(597,563)	145,027	215,878	27,038,296	—
AZL MFS Mid Cap Value Fund	14,167,709	—	(470,571)	124,657	457,329	14,279,124	—
AZL MFS Value Fund	40,309,587	—	(731,414)	158,179	335,288	40,071,640	—
AZL Mid Cap Index Fund	14,081,751	—	(315,295)	71,900	330,675	14,169,031	—
AZL Morgan Stanley Global Real Estate Fund	17,452,099	—	—	—	513,297	17,965,396	—
AZL Morgan Stanley Mid Cap Growth Fund	14,157,027	—	(1,026,862)	270,625	(202,925)	13,197,865	—
AZL NFJ International Value Fund	26,544,103	—	—	—	(20,609)	26,523,494	—
AZL Oppenheimer Discovery Fund	33,833,372	—	(1,613,513)	450,084	(1,200,084)	31,469,859	—
AZL Pyramis Core Bond Fund	107,710,687	379,858	—	—	2,427,840	110,518,385	—
AZL Russell 1000 Growth Index Fund	33,685,156	—	(876,636)	192,816	105,053	33,106,389	—
AZL Russell 1000 Value Index Fund	53,011,675	—	(1,538,836)	284,293	1,203,741	52,960,873	—
AZL Schroder Emerging Markets Equity Fund, Class 2	12,215,936	—	—	—	(360,213)	11,855,723	—
NFJ Dividend Value Portfolio	20,519,827	—	(331,444)	71,503	421,438	20,681,324	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	35,431,823	900,168	—	—	668,032	37,000,023	141,737
PIMCO PVIT High Yield Portfolio	37,242,198	495,937	—	—	509,197	38,247,332	495,937
PIMCO PVIT Low Duration Portfolio	60,669,474	1,053,351	—	—	170,089	61,892,914	138,383
PIMCO PVIT Real Return Portfolio	60,373,633	303,368	—	—	1,293,464	61,970,465	15,016
PIMCO PVIT Total Return Portfolio	235,341,567	3,486,735	(2,177,783)	(127,305)	2,061,701	238,584,915	908,955
PIMCO PVIT Unconstrained Bond Portfolio	48,043,051	705,443	—	1	375,475	49,123,970	73,056

	$1,218,306,106	$7,324,860	$(16,208,756)	$3,169,036	$9,876,550	$1,222,467,796	$1,773,084

AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$5,460,034	$419,742	$(655,721)	$181,671	$(282,119)	$5,123,607	$—
AZL Dreyfus Research Growth Fund	2,731,509	93,260	(295,124)	84,145	(46,421)	2,567,369	—
AZL Federated Clover Small Cap Value Fund	4,081,135	193,870	(505,327)	76,383	91,186	3,937,247	—
AZL Gateway Fund	3,999,600	139,080	(190,690)	11,596	6,188	3,965,774	—
AZL International Index Fund	5,503,873	369,502	(523,287)	98,220	(64,590)	5,383,718	—
AZL Invesco Growth and Income Fund	6,755,153	459,508	(760,085)	192,275	(24,562)	6,622,289	—
AZL Invesco International Equity Fund	5,487,378	361,228	(487,235)	73,467	(30,748)	5,404,090	—
AZL JPMorgan International Opportunities Fund	5,483,456	496,063	(513,082)	42,708	(111,423)	5,397,722	—
AZL JPMorgan U.S. Equity Fund	8,134,528	552,012	(914,171)	250,440	(102,174)	7,920,635	—
AZL MFS Investors Trust Fund	2,734,188	121,441	(253,250)	62,828	(23,477)	2,641,730	—
AZL MFS Mid Cap Value Fund	2,738,800	84,931	(272,620)	76,447	37,172	2,664,730	—
AZL MFS Value Fund	8,134,708	620,368	(849,978)	242,483	(129,947)	8,017,634	—
AZL Mid Cap Index Fund	2,719,390	111,531	(284,720)	72,593	9,279	2,628,073	—
AZL Morgan Stanley Global Real Estate Fund	2,703,207	29,894	(124,206)	3,842	73,752	2,686,489	—
AZL Morgan Stanley Mid Cap Growth Fund	2,745,430	126,911	(369,220)	95,384	(78,690)	2,519,815	—
AZL Oppenheimer Discovery Fund	5,440,628	511,410	(699,564)	210,616	(317,124)	5,145,966	—
AZL Pyramis Core Bond Fund	29,981,879	902,923	(1,585,544)	(9,112)	676,781	29,966,927	—
AZL Russell 1000 Growth Index Fund	3,068,982	119,143	(284,175)	65,211	(34,439)	2,934,722	—
AZL Russell 1000 Value Index Fund	8,429,028	529,886	(880,172)	176,153	68,790	8,323,685	—
NFJ Dividend Value Portfolio	4,070,935	202,644	(352,533)	76,884	24,304	4,022,234	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,848,405	301,166	(344,134)	(15,953)	160,530	7,950,014	31,141
PIMCO PVIT High Yield Portfolio	10,592,161	363,987	(554,139)	7,143	135,009	10,544,161	139,459
PIMCO PVIT Low Duration Portfolio	21,066,176	863,313	(962,864)	(10,323)	68,433	21,024,735	47,638
PIMCO PVIT Real Return Portfolio	18,354,376	609,216	(901,408)	(137,838)	530,305	18,454,651	4,515
PIMCO PVIT Total Return Portfolio	62,046,456	2,589,791	(3,678,759)	(198,407)	695,943	61,455,024	236,649
PIMCO PVIT Unconstrained Bond Portfolio	13,105,142	539,429	(598,224)	(6,073)	108,162	13,148,436	19,840

	$253,416,557	$11,712,249	$(17,840,232)	$1,722,783	$1,440,120	$250,451,477	$479,242

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/14	Dividend Income
AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$37,570,443	$—	$(1,348,381)	$479,026	$(1,254,444)	$35,446,644	$—
AZL Dreyfus Research Growth Fund	28,245,459	—	(1,453,088)	403,823	(63,964)	27,132,230	—
AZL Federated Clover Small Cap Value Fund	23,439,393	—	(1,177,512)	271,617	650,688	23,184,186	—
AZL Gateway Fund	27,458,157	—	(313,935)	11,064	97,101	27,252,387	—
AZL International Index Fund	56,254,746	—	(1,090,163)	186,493	71,213	55,422,289	—
AZL Invesco Growth and Income Fund	32,791,050	—	(1,050,905)	252,328	509,367	32,501,840	—
AZL Invesco International Equity Fund	65,853,897	—	(1,641,135)	317,450	108,891	64,639,103	—
AZL JPMorgan International Opportunities Fund	75,163,553	—	(496,401)	35,489	(1,159,243)	73,543,398	—
AZL JPMorgan U.S. Equity Fund	56,205,001	—	(1,859,790)	963,729	(32,344)	55,276,596	—
AZL MFS Investors Trust Fund	28,302,339	—	(751,094)	343,595	23,033	27,917,873	—
AZL MFS Mid Cap Value Fund	18,837,111	—	(695,631)	235,969	534,933	18,912,382	—
AZL MFS Value Fund	37,631,044	—	(850,522)	286,578	172,346	37,239,446	—
AZL Mid Cap Index Fund	9,410,972	—	(146,168)	37,562	228,991	9,531,357	—
AZL Morgan Stanley Global Real Estate Fund	27,241,027	62,141	(316,451)	1,944	785,168	27,773,829	—
AZL Morgan Stanley Mid Cap Growth Fund	18,871,314	—	(1,517,936)	400,924	(316,968)	17,437,334	—
AZL NFJ International Value Fund	36,878,350	339,563	(5,637)	(390)	(21,373)	37,190,513	—
AZL Oppenheimer Discovery Fund	28,101,647	—	(1,087,616)	300,872	(937,824)	26,377,079	—
AZL Pyramis Core Bond Fund	31,587,327	972,773	(1,503,333)	(11,382)	717,241	31,762,626	—
AZL Russell 1000 Growth Index Fund	23,500,673	—	(657,190)	128,783	69,130	23,041,396	—
AZL Russell 1000 Value Index Fund	42,073,933	—	(1,433,313)	292,441	876,071	41,809,132	—
AZL Schroder Emerging Markets Equity Fund, Class 2	13,400,361	672,688	—	—	(387,858)	13,685,191	—
NFJ Dividend Value Portfolio	23,369,218	—	(480,630)	102,822	456,284	23,447,694	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	26,987,246	663,267	(911,919)	(29,577)	519,658	27,228,675	105,759
PIMCO PVIT High Yield Portfolio	9,154,463	119,410	(300,065)	4,485	116,375	9,094,668	119,410
PIMCO PVIT Real Return Portfolio	26,945,803	689,884	(1,248,014)	(143,042)	721,219	26,965,850	6,573
PIMCO PVIT Total Return Portfolio	59,461,343	2,511,856	(3,366,376)	8,736	473,910	59,089,469	225,274
PIMCO PVIT Unconstrained Bond Portfolio	18,013,828	136,330	(568,998)	14,241	125,896	17,721,297	26,757

	$882,749,698	$6,167,912	$(26,272,203)	$4,895,580	$3,083,497	$870,624,484	$483,773

AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$115,581,921	$—	$(4,392,894)	$1,086,966	$(3,454,122)	$108,821,871	$—
AZL Dreyfus Research Growth Fund	59,676,396	—	(3,701,883)	983,885	(239,955)	56,718,443	—
AZL Federated Clover Small Cap Value Fund	73,585,473	—	(5,072,676)	952,259	1,923,190	71,388,246	—
AZL Gateway Fund	64,108,605	616,941	—	—	285,758	65,011,304	—
AZL International Index Fund	138,577,462	—	—	—	668,649	139,246,111	—
AZL Invesco Growth and Income Fund	85,282,089	—	(1,853,727)	414,561	1,613,780	85,456,703	—
AZL Invesco International Equity Fund	145,904,078	—	—	—	1,018,665	146,922,743	—
AZL JPMorgan International Opportunities Fund	165,794,478	597,120	—	—	(2,457,339)	163,934,259	—
AZL JPMorgan U.S. Equity Fund	142,763,569	—	(4,856,202)	1,265,542	1,153,125	140,326,034	—
AZL MFS Investors Trust Fund	58,969,878	—	(1,639,847)	334,849	440,600	58,105,480	—
AZL MFS Mid Cap Value Fund	44,831,986	—	(2,198,959)	587,207	1,253,252	44,473,486	—
AZL MFS Value Fund	100,843,193	—	(2,595,587)	567,961	668,825	99,484,392	—
AZL Mid Cap Index Fund	29,875,099	—	(75,303)	12,653	852,791	30,665,240	—
AZL Morgan Stanley Global Real Estate Fund	50,675,782	63,045	—	—	1,491,602	52,230,429	—
AZL Morgan Stanley Mid Cap Growth Fund	44,653,519	—	(2,632,896)	619,390	(411,787)	42,228,226	—
AZL NFJ International Value Fund	87,346,197	521,251	—	—	(45,427)	87,822,021	—
AZL Oppenheimer Discovery Fund	71,992,221	—	(2,027,163)	588,654	(2,204,883)	68,348,829	—
AZL Pyramis Core Bond Fund	187,569,003	1,355,354	—	—	4,245,071	193,169,428	—
AZL Russell 1000 Growth Index Fund	80,489,962	—	(3,272,898)	674,519	23,026	77,914,609	—
AZL Russell 1000 Value Index Fund	99,150,050	—	(2,516,553)	438,608	2,365,090	99,437,195	—
AZL Schroder Emerging Markets Equity Fund, Class 2	24,776,480	253,401	—	—	(723,076)	24,306,805	—
NFJ Dividend Value Portfolio	57,493,173	—	(839,105)	177,400	1,207,887	58,039,355	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	76,358,466	1,172,462	—	—	1,425,704	78,956,632	303,490
PIMCO PVIT High Yield Portfolio	51,103,132	680,516	—	—	698,712	52,482,360	680,516
PIMCO PVIT Real Return Portfolio	103,172,839	204,203	—	—	2,210,859	105,587,901	25,614
PIMCO PVIT Total Return Portfolio	379,139,436	8,193,944	(5,383,805)	(313,986)	3,425,071	385,060,660	1,466,377
PIMCO PVIT Unconstrained Bond Portfolio	76,580,653	1,093,538	—	—	597,422	78,271,613	116,043

	$2,616,295,140	$14,751,775	$(43,059,498)	$8,390,468	$18,032,490	$2,614,410,375	$2,592,040

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$181,352,461	$19,929,956	$(8,456)	$(468)	$3,130,724	$204,404,217	$—
AZL International Index Fund	146,041,046	20,384,011	—	—	1,194,036	167,619,093	—
AZL Mid Cap Index Fund	84,282,835	8,568,940	—	—	2,742,332	95,594,107	—
AZL S&P 500 Index Fund, Class 2	274,348,332	30,432,609	—	—	5,560,565	310,341,506	—
AZL Small Cap Stock Index Fund	42,014,649	4,913,280	—	—	641,716	47,569,645	—

	$728,039,323	$84,228,796	$(8,456)	$(468)	$13,269,373	$825,528,568	$—

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$283,088,456	$44,348,006	$(3,299)	$430	$7,241,580	$334,675,173	$—

	$283,088,456	$44,348,006	$(3,299)	$430	$7,241,580	$334,675,173	$—

AZL MVP T. Rowe Price Capital Appreciaion Fund
AZL T. Rowe Price Capital Appreciaion Fund	$—	$55,770,147	$—	$—	$965,600	$56,735,747	$—

	$—	$55,770,147	$—	$—	$965,600	$56,735,747	$—

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2014 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$421,549,412	$—	$—	$421,549,412
Unaffiliated Investment Company	1,081,822	—	—	1,081,822

Total Investment Securities	$422,631,234	$—	$—	$422,631,234

AZL Growth Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,395,372,313	$—	$—	$1,395,372,313
Unaffiliated Investment Company	584,772	—	—	584,772

Total Investment Securities	$1,395,957,085	$—	$—	$1,395,957,085

AZL MVP Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$158,033,839	$—	$—	$158,033,839
Unaffiliated Investment Company	240,092	—	—	240,092

Total Investment Securities	$158,273,931	$—	$—	$158,273,931

Other Financial Instruments:*
Futures Contracts	28,958	—	—	28,958

Total Investments	$158,302,889	$—	$—	$158,302,889

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL MVP BlackRock Global Allocation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,720,649	$8,527,969	$—	$14,248,618
Airlines	2,909,251	840,752	—	3,750,003
Auto Components	3,155,939	5,555,972	—	8,711,911
Automobiles	3,027,875	10,271,259	—	13,299,134
Banks	7,985,545	16,447,270	—	24,432,815
Beverages	4,905,596	2,279,360	1,063,120	8,248,076
Biotechnology	6,215,228	289,837	—	6,505,065
Building Products	—	2,229,878	—	2,229,878
Capital Markets	1,471,221	2,926,266	—	4,397,487
Chemicals	2,779,134	11,967,036	—	14,746,170
Communications Equipment	4,384,186	143,983	—	4,528,169
Construction & Engineering	—	1,828,917	—	1,828,917
Construction Materials	—	398,762	—	398,762
Diversified Consumer Services	—	347,320	—	347,320
Diversified Financial Services	11,681,482	2,324,492	—	14,005,974
Diversified Telecommunication Services	3,222,302	5,657,015	—	8,879,317
Electric Utilities	2,890,251	375,517	—	3,265,768
Electrical Equipment	3,468,901	3,115,174	—	6,584,075
Electronic Equipment, Instruments & Components	302,815	4,262,119	—	4,564,934
Energy Equipment & Services	4,305,276	1,794,277	1,827,985	7,927,538
Food & Staples Retailing	1,120,918	936,413	—	2,057,331
Food Products	2,014,239	8,105,165	—	10,119,404
Gas Utilities	—	1,186,632	—	1,186,632
Health Care Equipment & Supplies	2,656,672	417,336	—	3,074,008
Health Care Providers & Services	17,285,586	5,313,964	—	22,599,550
Household Durables	610,952	1,624,632	—	2,235,584
Industrial Conglomerates	6,793,692	6,890,573	—	13,684,265
Insurance	10,114,615	5,961,971	—	16,076,586
Internet Software & Services	11,386,582	1,747,567	—	13,134,149
IT Services	10,723,910	1,753,876	—	12,477,786
Machinery	3,895,223	5,792,416	—	9,687,639
Media	8,584,858	799,725	—	9,384,583
Metals & Mining	13,999,598	12,418,816	—	26,418,414
Multiline Retail	113,244	471,409	—	584,653
Multi-Utilities	2,943,018	1,590,465	—	4,533,483
Oil, Gas & Consumable Fuels	20,532,919	10,028,798	712,042	31,273,759
Pharmaceuticals	12,079,266	13,434,841	—	25,514,107
Real Estate Investment Trusts (REITs)	4,926,239	686,350	—	5,612,589
Real Estate Management & Development	1,868,923	4,662,105	—	6,531,028
Road & Rail	4,661,361	2,611,967	—	7,273,328
Semiconductors & Semiconductor Equipment	56,971	4,932,027	—	4,988,998
Software	11,167,396	1,212,486	—	12,379,882
Specialty Retail	98,716	1,633,837	—	1,732,553
Technology Hardware, Storage & Peripherals	1,749,817	515,255	—	2,265,072
Textiles, Apparel & Luxury Goods	2,243,351	878,078	—	3,121,429
Trading Companies & Distributors	1,293,664	4,952,289	—	6,245,953
Transportation Infrastructure	92,726	—	370,289	463,015
Wireless Telecommunication Services	1,715,925	3,380,662	—	5,096,587
All Other Common Stocks+	29,271,287	—	—	29,271,287
Convertible Bonds+	—	13,069,126	—	13,069,126
Convertible Preferred Stocks
Airlines	—	32,500	—	32,500
Banks	—	287,755	—	287,755
All Other Preferred Stocks+	1,561,978	—	—	1,561,978
Corporate Bonds
Transportation Infrastructure	—	—	554,954	554,954
All Other Corporate Bonds+	—	14,685,567	—	14,685,567
Floating Rate Loans+	—	6,329,533	—	6,329,533
Foreign Bonds+	—	55,741,102	—	55,741,102
Preferred Stocks
Auto Components	—	—	426,443	426,443
Automobiles	—	2,197,413	—	2,197,413
Banks	2,641,797	1,237,495	—	3,879,292
Communications Equipment	—	585,396	—	585,396
Real Estate Management & Development	—	360,328	—	360,328
All Other Preferred Stocks+	1,255,399	—	—	1,255,399
Private Placements+	—	3,628,514	—	3,628,514
Right	17,786	—	—	17,786
U.S. Treasury Obligations	—	118,890,062	—	118,890,062
Warrant	—	132,096	—	132,096
Yankee Dollars+	—	14,101,693	—	14,101,693
Exchange Traded Funds	7,923,365	—	—	7,923,365
Securities Held as Collateral for Securities on Loan	—	16,305,010	—	16,305,010
Unaffiliated Investment Company	448,821	—	—	448,821
Purchased Options	421,176	4,725,643	—	5,146,819
Purchased Swaptions	—	662,301	—	662,301

Total Investment Securities	$266,697,640	$438,494,364	$4,954,833	$710,146,837

Securities Sold Short	(920,675)	—	—	(920,675)
Other Financial Instruments:*
Futures Contracts	(616,063)	—	—	(616,063)
Written Options	212,982	482,884	—	695,866
Written Swaptions	—	(567,042)	—	(567,042)
Forward Currency Contracts	—	16,870	—	16,870
Credit Default Swaps	—	(549)	—	(549)
Interest Rate Swaps	—	(32,015)	—	(32,015)
Total Return Swaps	—	33,784	—	33,784

Total Investments	$265,373,884	$438,428,296	$4,954,833	$709,757,013

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL MVP Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$220,206,561	$—	$—	$220,206,561
Unaffiliated Investment Company	2,061,679	—	—	2,061,679

Total Investment Securities	$222,268,240	$—	$—	$222,268,240

Other Financial Instruments:*
Futures Contracts	63,816	—	—	63,816

Total Investments	$222,332,056	$—	$—	$222,332,056

AZL MVP Fusion Balanced Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,222,467,796	$—	$—	$1,222,467,796

Total Investment Securities	$1,222,467,796	$—	$—	$1,222,467,796

Other Financial Instruments:*
Futures Contracts	228,429	—	—	228,429

Total Investments	$1,222,696,225	$—	$—	$1,222,696,225

AZL MVP Fusion Conservative Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$250,451,477	$—	$—	$250,451,477
Unaffiliated Investment Company	8,398	—	—	8,398

Total Investment Securities	$250,459,875	$—	$—	$250,459,875

Other Financial Instruments:*
Futures Contracts	8,888	—	—	8,888

Total Investments	$250,468,763	$—	$—	$250,468,763

AZL MVP Fusion Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$870,624,484	$—	$—	$870,624,484

Total Investment Securities	$870,624,484	$—	$—	$870,624,484

Other Financial Instruments:*
Futures Contracts	428,036	—	—	428,036

Total Investments	$871,052,520	$—	$—	$871,052,520

AZL MVP Fusion Moderate Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,614,410,375	$—	$—	$2,614,410,375

Total Investment Securities	$2,614,410,375	$—	$—	$2,614,410,375

Other Financial Instruments:*
Futures Contracts	890,419	—	—	890,419

Total Investments	$2,615,300,794	$—	$—	$2,615,300,794

AZL MVP Growth Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$825,528,568	$—	$—	$825,528,568
Unaffiliated Investment Company	1,338,426	—	—	1,338,426

Total Investment Securities	$826,866,994	$—	$—	$826,866,994

Other Financial Instruments:*
Futures Contracts	365,566	—	—	365,566

Total Investments	$827,232,560	$—	$—	$827,232,560

AZL MVP Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$334,675,173	$—	$—	$334,675,173
Unaffiliated Investment Company	626,053	—	—	626,053

Total Investment Securities	$335,301,226	$—	$—	$335,301,226

Other Financial Instruments:*
Futures Contracts	97,110	—	—	97,110

Total Investments	$335,398,336	$—	$—	$335,398,336

AZL MVP T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$56,735,747	$—	$—	$56,735,747
Unaffiliated Investment Company	840,100	—	—	840,100

Total Investment Securities	$57,575,847	$—	$—	$57,575,847

Other Financial Instruments:*
Futures Contracts	12,523	—	—	12,523

Total Investments	$57,588,370	$—	$—	$57,588,370

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2014 by the AZL MVP BlackRock Global Allocation Fund are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	$562,435	$571,000	$594,554	0.08%
Delta Topco, Ltd.	5/2/12	379,997	615,711	370,289	0.05%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	559,983	554,954	0.08%
Inversiones Alsacia SA, 12.28%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	346,498	370,503	283,435	0.04%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	426,443	0.06%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	712,042	0.10%
Twitter, Inc.	12/27/12	669,581	39,416	1,747,568	0.24%
Uber Technologies, Inc.	3/20/14	1,063,120	1,063,120	1,063,120	0.15%
Dropbox. Inc.	1/28/14	1,827,985	95,700	1,827,985	0.25%
REI Agro, Ltd., Registered Shares, 17.28%, 11/13/14	2/7/12	300,000	400,000	223,500	0.03%
TFS Corp., Ltd., 11.88%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	409,063	425,000	435,625	0.06%
Zeus (Cayman) II, Ltd., Registered Shares, 1.02%, 8/18/16+	1/25/12	19,100,000	20,000,000	305,087	0.04%

(a)	Acquisition date represents the initial purchase date of the security.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. As required by law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instruments, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that a Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Cost Information

At March 31, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$337,006,534	$86,346,673	$(721,973)	$85,624,700
AZL Growth Index Strategy Fund	1,068,712,918	329,691,238	(2,447,071)	327,244,167
AZL MVP Balanced Index Strategy Fund	143,726,941	15,987,302	(1,440,312)	14,546,990
AZL MVP BlackRock Global Allocation Fund	657,921,348	65,716,459	13,490,970	52,225,489
AZL MVP Franklin Templeton Founding Strategy Plus Fund	202,064,753	20,334,396	(130,909)	20,203,487
AZL MVP Fusion Balanced Fund	1,011,911,668	226,163,037	(15,606,909)	210,556,128
AZL MVP Fusion Conservative Fund	227,804,076	25,735,871	(3,080,072)	22,655,799
AZL MVP Fusion Growth Fund	671,841,243	239,750,720	(40,967,479)	198,783,241
AZL MVP Fusion Moderate Fund	2,106,471,310	549,088,550	(41,149,485)	507,939,065
AZL MVP Growth Index Strategy Fund	727,120,776	102,137,711	(2,391,493)	99,746,218
AZL MVP Invesco Equity and Income Fund	295,447,410	39,857,720	(3,904)	39,853,816
AZL MVP T. Rowe Price Capital Appreciation Fund	56,610,247	965,600	—	965,600

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 27, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	May 27, 2014